UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders.

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

Semiannual Report

December 31, 2008

UBS RMA

February 17, 2009

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2008.

Performance

In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate three times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Funds invest to decline, lowering the Funds’ yields.

As of December 31, 2008, the Funds’ seven-day current yields were:

• UBS RMA Money Market Portfolio: 1.06%, versus 2.07% on June 30, 2008;

• UBS RMA U.S. Government Portfolio: 0.09%, versus 1.44% on June 30, 2008;

• UBS RMA Tax-Free Fund Inc.: 0.53%, versus 1.05% on June 30, 2008;

• UBS RMA California Municipal Money Fund: 0.31%, versus 0.98% on June 30, 2008;

• UBS RMA New York Municipal Money Fund: 0.42%, versus 0.94% on June 30, 2008;

UBS RMA Money Market Portfolio, UBS RMA

U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Global Asset

Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

Dividend payment

(both Portfolios):

Monthly

UBS RMA Tax-Free Fund

Inc., UBS RMA California

Municipal Money Fund,

UBS RMA New York

Municipal Money Fund,

UBS RMA New Jersey

Municipal Money Fund

Investment goal

(all four Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

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• UBS RMA New Jersey Municipal Money Fund: 0.39%, versus 0.84% on June 30, 2008.

(For more on the Funds’ performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 13.)

An Interview with the Portfolio Managers

Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied and were accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the program will be covered for the amounts they held as of the close of business on September 19, 2008 until at least April 30, 2009. Further important information about the Program appears at the end of this letter.

The Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and continued to achieve the portion of their stated goals which includes preservation of capital and liquidity. We are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and its predecessor firms have been managing money market funds

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Portfolio Managers

(all four Funds):

Elbridge T. Gerry III

Ryan Nugent

UBS Global Asset

Management (Americas) Inc.

Commencement:

Tax-Free—October 4, 1982

California Municipal—

November 7, 1988

New York Municipal—

November 10, 1988

New Jersey Municipal— February 1, 1991

Dividend payment

(all four Funds):

Monthly

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for 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until April 30, 2009. Following that, the Secretary of the Treasury will review whether to extend the Program, as well as the costs to provide the additional coverage. While the Treasury Secretary has the option to extend the Program up to the close of business on September 18, 2009, if he chooses not to extend the Program, it will end in April 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will it impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was recently extended through April 30, 2009. The Funds paid an additional 0.015% fee (calculated on the same basis) to continue to participate through the extension date.

This cost will be absorbed by the Funds as a fund expense. We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	The economy weakened significantly during the six-month reporting period. Looking back, US gross domestic product (“GDP”) grew 2.8% in the second quarter of 2008. This relatively strong showing was due, in part, to rising exports and the declining dollar, which made US goods more attractive overseas. Economic growth then weakened in the third quarter of 2008. Given a sharp decline in personal spending, intensification of the credit crunch and ongoing housing market weakness, third quarter GDP growth declined 0.5% and estimates for fourth quarter growth showed a decline of 3.8%.

At period end, the National Bureau of Economic Research (“NBER”) proclaimed that the US was in a recession, which began back in December 2007. The NBER defines a recession as being “a significant decline in economic activity, lasting more than a few months, normally visible in production, employment, real income and other indicators.”

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Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. Even before the reporting period began in July 2008, the problems and fallout related to the subprime mortgage market had caused the Fed to add substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

Following Lehman Brothers’ September 2008 bankruptcy, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac and introduced its Troubled Assets Relief Program—the implementation of which continues to evolve.

The Fed also reduced the fed funds rate on several occasions during the reporting period. When the reporting period began, the fed funds rate was 2.00%. While the Fed had cut the rate four times (from 4.25% to 2.00%) during the first four months of 2008, due to inflationary pressures, the Fed held interest rates steady from April through September 2008. However, with the global financial crisis rapidly escalating and oil prices falling sharply, the Fed again moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.00%.

During its meeting on December 16, the Fed aggressively cut the fed funds rate to a range of 0.00% to 0.25%—a record low. In conjunction with its December meeting, the Fed stated that it will: “… employ all available tools” to promote the resumption of sustainable economic growth.

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	Throughout the reporting period, while we invested in some securities with maturities slightly greater than one year, a significant portion of the

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Fund’s new investments during the period were in money market securities maturing within three to six months. This helped to maintain the Fund’s weighted average maturity and to preserve stability and liquidity in the Fund.

We increased the Fund’s exposure to asset-backed commercial paper (ABCP) throughout the reporting period. In response to the turmoil in the credit markets, the Federal Reserve initiated the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility in September 2008.(1) This program increased the liquidity of the sector, and we increased the Fund’s exposure to this area.

Given the ongoing turmoil in the credit markets, we continued to maintain increased liquidity and a more defensive credit posture by holding repurchase agreements, government agency securities, certificates of deposit and other investments. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

In terms of security type, while the Fund is able to generally hold up to 5.00% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification. In general, we purchased no more than 1.00% to 2.00% in any one non-government issuer.

Q.	How was the UBS RMA U.S. Government Portfolio managed during the period?
A.	During the period, the Fund shifted its emphasis from repurchase agreements backed by government obligations—which had been offering higher yields than direct investments in Treasury securities—to US government agency securities. In doing so, we decreased the Fund’s exposure to repurchase agreements.

Q.	How were the RMA Tax-Free, RMA California Municipal, RMA New York Municipal and RMA New Jersey Municipal Money Funds managed during the period?
A.	During the period, the Tax-Free Funds’ weighted average maturities remained shorter than their peers’ due to inflows and strong demand

(1)

A lending facility that provides funding to US depository institutions and bank holding companies to finance their purchases of high-quality asset-backed commercial paper from money market mutual funds under certain conditions. The program is intended to help money funds holding such paper to meet demands for redemptions by investors and to foster liquidity in the ABCP market and money markets more generally.

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for short-dated tax-free commercial paper(2) issued by municipalities and others. This demand, combined with a lack of both primary and secondary supply, drove rates lower across all investable options.

In the beginning of the reporting period, in order to add yield and diversity to the Tax-Free Funds, we maintained an exposure to a range of tax-exempt money market instruments. We focused on variable rate demand notes, or “VRDNs”.(3) During this time, we maintained positions in tender option bonds(4) and also in fixed rate notes as issues we deemed attractive became available. In addition, we invested in tax-exempt municipal commercial paper, allowing us to add yield and to choose maturity dates that benefited the Funds. As a result, the Funds responded well to the credit market volatility that prevailed during the reporting period.

Over the course of the reporting period, each Fund grew in size. This may have been due, to some extent, to inflows from coupon payments and buybacks from holders of auction preferred securities. During this time, the average weekly VRDN rates varied considerably as the market was affected by the Lehman bankruptcy and multiple government interventions.

Throughout the period, cash inflows and a lack of what we perceived to be high-quality options in which to invest caused us to take defensive positions from time to time. As a result of market conditions, the Funds made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, as well as overnight time deposits, which benefited performance. Going forward, we will continue to search for high-quality, liquid investments that allow the Tax-Free Funds to achieve their goals.

(2)	Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.
(3)

Purchased at par, VRDNs pay monthly or quarterly interest based on a floating rate that is reset daily or weekly, usually based on an index of short-term municipal rates. The underlying securities or issuers of uninsured VRDNs are deemed to be of high enough quality by themselves, and do not require separate bond insurance to make them eligible investments for money market funds.

(4)

Tender option bonds are created when a sponsor places long-term municipal bonds in a trust. Next, the structure is further enhanced, usually through the addition of a demand feature of some sort related to notes issued by the trust itself. The trust issues short-term securities and the notes are purchased at par and pay interest periodically based on a floating rate that resets from time to time. We believed many of these programs to be more flexible in adjusting to market challenges.

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UBS RMA

Q.	Municipal bond insurance has been in the headlines in recent months. What is it, and how did it affect the Tax-Free Funds?
A.	In the past, many bond issuers used bond insurance to bolster the credit quality of securities that they planned to issue, with a goal of making it easier and less expensive to access the credit markets. Bond insurance was intended to strengthen credit quality by offering protection against default by the issuer or a downgrade if the bond issuer could not meet its obligations to pay interest and principal to bondholders in a timely manner. Historically, this also served to enhance the liquidity of insured bonds because there was greater demand among investors for highly rated securities. Companies whose primary line of business is to provide insurance services to one industry are called “monoline” insurers.

Prior to 2007, no major monoline insurer had ever been downgraded, or had defaulted. However, beginning in 2007, the severe weakness in the housing market and the global credit crisis caused subprime and adjustable rate mortgages and related securities to experience extreme strains. At the same time, many monoline bond insurers posted losses as the structured products they also insured appeared headed for default. As a result, several major insurers were downgraded, losing their AAA ratings from the major ratings agencies.

At the end of the reporting period, only Assured Guaranty Corp., Financial Security Assurance and Berkshire Hathaway Assurance Corp. were rated AAA. We have also seen utilization of bond insurance fall precipitously. Previously, new municipal bond issuance backed by monoline insurers had been approaching 50%. Today, less than 10% of municipal bonds being issued are backed by monoline insurers. However, this may change in the future, and new insurers may enter the market.

During the reporting period, the turmoil in the insured portion of the municipals market weighed heavily on the value of many municipal bonds, hurting their performance. While the Tax-Free Funds’ primary focus was not on insured bonds, it was negatively impacted by the issues related to monoline insurers.

As part of our investment process, we have focused on our valuation views on underlying credit quality, rather than just an insurance over layer. Going forward, we expect that the market will also increasingly focus on the underlying credit quality of the issuers of insured bonds.

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UBS RMA

Special note regarding the Tax-Free Funds:

In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global AM determined it to be in the best interests of shareholders to make temporary, limited investments with the appropriate credit quality in the taxable securities universe, to the extent allowable by the Funds’ offering documents and as believed prudent or appropriate. While our primary focus was on investing in municipal securities, given the challenging conditions and our emphasis on safety, these taxable investments were made for a limited period of time during the reporting period, and represented a small percentage of the Tax-Free Funds’ portfolios.

While the Tax-Free Funds benefited from their investments in taxable securities, a portion of the Funds’ yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. In addition, due to a lack of availability of state-specific municipal investments meeting our investment criteria, the RMA California, New Jersey, and New York municipal funds purchased limited quantities of out-of-state municipal bonds at times during the reporting period, which also had a slight impact on the tax characteristic of dividends paid by the affected Funds. Of course, we plan to continue to manage the Funds so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	While the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. We also expect the Funds’ yields to remain low in the near future, in light of the historically low fed funds rate.

Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, we believe that the US economy will continue to contract in the upcoming months. However, while growth has weakened considerably, we believe that a complete collapse in the economy and a period of prolonged deflation are unlikely given the

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UBS RMA

extraordinary combination of global fiscal and monetary policy responses. In addition, we expect that the Obama administration’s fiscal stimulus package should support the economy as the year progresses.

With regard to the municipal bond market, in particular, we believe that confidence in the broader capital markets must be restored in order for liquidity to improve and to again see fundamentals drive prices. In our opinion, the passage of the Emergency Economic Stabilization Act of 2008 could lay the foundation for the future health of bank balance sheets, helping to restore functionality to the short-term market.

We believe that the municipal market overall currently offers numerous compelling opportunities, as a number of high-quality securities are attractively valued.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund)

UBS Municipal Money Market Series (UBS RMA New Jersey Municipal Money Fund)

Head—Americas

UBS Global Asset Management

(Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Managing Director

UBS Global Asset Management

(Americas) Inc.

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Ryan Nugent

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Director

UBS Global Asset Management

(Americas) Inc

Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Executive Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2008. The views and opinions in the letter were current as of February 17, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647-1568 or by visiting our Web site at www.ubs.com/globalam-us.

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Temporary Guarantee Program for Money Market Funds

The Funds participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the

Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on April 30, 2009 but the Secretary of the Treasury can determine to extend the Program until September 18, 2009. If the Program is further extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage during any extension of the Program.

The amount of any such additional fee, if the Program is extended, would be announced by the Treasury at a later date. If the Secretary chooses not to renew the Program, the Program will terminate in April 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

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Temporary Guarantee Program for Money Market Funds (concluded)

A few highlights of the Program to keep in mind:

•

The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.
•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.
•

If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury.

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Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/08		06/30/08		12/31/07
Seven-day current yield[1]	1.06%		2.07%		4.07%
Seven-day effective yield[1]	1.07		2.09		4.15
Weighted average maturity[2]	51	days	49	days	43	days
Net assets (bn)	$17.2		$16.8		$16.0

Portfolio composition[3]	12/31/08		06/30/08		12/31/07
Commercial paper	42.5%		24.3%		13.1%
US government and agency obligations	19.7		26.2		18.9
Certificates of deposit	16.6		16.8		14.5
Repurchase agreements	9.1		17.9		33.9
Short-term corporate obligations	5.8		11.5		13.6
Money market funds	5.5		9.0		1.3
Time deposits	3.5		0.8		4.7
Bank notes	2.7		2.3		0.5
Other assets less liabilities	(5.4)		(8.8)		(0.5)
Total	100.0%		100.0%		100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/08		06/30/08		12/31/07
Seven-day current yield[1]	0.09%		1.44%		3.10%
Seven-day effective yield[1]	0.09		1.45		3.14
Weighted average maturity[2]	74	days	35	days	26	days
Net assets (bn)	$6.3		$2.4		$1.6

Portfolio composition[3]	12/31/08		06/30/08		12/31/07
US government and agency obligations	76.5%		32.1%		37.1%
Repurchase agreements	23.5		68.0		62.9
Money market fund	–		0.0	[4]	0.1
Other assets less liabilities	(0.0)[4]		(0.1)		(0.1)
Total	100.0%		100.0%		100.0%

[1]

Yields will fluctuate and may reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

[2]	The Portfolios are actively managed and their weighted average maturities will differ over time.

[3]	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.

[4]	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/08		06/30/08		12/31/07
Seven-day current yield[1]	0.53%		1.05%		2.83%
Seven-day effective yield[1]	0.54		1.05		2.87
Weighted average maturity[2]	27	days	22	days	19	days
Net assets (bn)	$7.5		$7.4		$6.3

Portfolio composition[3]	12/31/08		06/30/08		12/31/07
Municipal bonds and notes	80.5%		89.0%		92.2%
Tax-exempt commercial paper	11.4		9.3		7.3
Repurchase agreement	4.9		–		–
Money market funds	3.0		3.3		0.8
Multi-issuer municipal asset-backed securities	–		–		0.7
Other assets less liabilities	0.2		(1.6)		(1.0)
Total	100.0%		100.0%		100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/08		06/30/08		12/31/07
Seven-day current yield[1]	0.31%		0.98%		2.65%
Seven-day effective yield[1]	0.31		0.98		2.68
Weighted average maturity[2]	21	days	26	days	31	days
Net assets (bn)	$1.8		$1.8		$1.5

Portfolio composition[3]	12/31/08		06/30/08		12/31/07
Municipal bonds and notes	82.3%		93.9%		92.8%
Tax-exempt commercial paper	12.8		5.9		4.9
Repurchase agreement	3.0		–		–
Money market fund	1.8		2.5		0.5
Multi-issuer municipal asset-backed securities	–		–		1.1
Other assets less liabilities	0.1		(2.3)		0.7
Total	100.0%		100.0%		100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

[2]	The Funds are actively managed and their weighted average maturities will differ over time.

[3]	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/08		06/30/08		12/31/07
Seven-day current yield[1]	0.42%		0.94%		2.71%
Seven-day effective yield[1]	0.42		0.95		2.75
Weighted average maturity[2]	17	days	18	days	26	days
Net assets (bn)	$1.4		$1.4		$1.1

Portfolio composition[3]	12/31/08		06/30/08		12/31/07
Municipal bonds and notes	94.4%		89.8%		92.4%
Repurchase agreement	2.4		–		–
Tax-exempt commercial paper	1.7		8.1		10.1
Money market fund	1.3		1.0		1.0
Other assets less liabilities	0.2		1.1		(3.5)
Total	100.0%		100.0%		100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	12/31/08		06/30/08		12/31/07
Seven-day current yield[1]	0.39%		0.84%		2.34%
Seven-day effective yield[1]	0.39		0.84		2.37
Weighted average maturity[2]	25	days	19	days	20	days
Net assets (mm)	$371.8		$345.6		$273.5

Portfolio composition[3]	12/31/08		06/30/08		12/31/07
Municipal bonds and notes	76.8%		92.7%		87.5%
Repurchase agreement	12.1		–		–
Tax-exempt commercial paper	9.8		4.5		1.5
Money market fund	1.1		1.7		1.8
Other assets less liabilities	0.2		1.1		9.2
Total	100.0%		100.0%		100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

[2]	The Funds are actively managed and their weighted average maturities will differ over time.

[3]	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

15

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
US government and agency obligations—19.70%
Federal Farm Credit Bank 0.800%, due 12/21/09[1]	$58,000,000	$57,543,733
Federal Home Loan Bank 0.645%, due 01/02/09[2]	172,500,000	172,500,000
2.400%, due 01/02/09[1]	97,000,000	96,993,533
2.560%, due 02/13/09	100,000,000	100,070,931
2.116%, due 02/18/09[2]	27,000,000	27,000,000
2.310%, due 04/07/09	177,500,000	177,500,000
2.100%, due 04/09/09[1,3]	221,200,000	219,935,473
2.390%, due 04/30/09	175,000,000	175,000,000
2.400%, due 05/13/09	132,500,000	132,491,135
2.730%, due 06/10/09	224,000,000	224,941,419
2.820%, due 07/10/09	130,000,000	130,000,000
Federal Home Loan Mortgage Corp.* 0.401%, due 01/28/09[2]	166,500,000	166,455,422
1.500%, due 05/04/09[1]	35,000,000	34,820,625
1.250%, due 06/23/09[1]	200,000,000	198,798,611
Federal National Mortgage Association* 0.330%, due 01/02/09[2]	225,500,000	225,500,000
2.670%, due 02/04/09[1]	166,082,000	165,663,197
0.200%, due 02/18/09[1]	100,000,000	99,973,333
1.075%, due 02/18/09[1]	100,000,000	99,856,667
1.250%, due 06/25/09[1,3]	325,000,000	323,025,174
US Cash Management Bills 1.280%, due 04/29/09[1,3]	249,750,000	248,702,160
US Treasury Bills 1.080%, due 05/07/09[1,3]	312,000,000	310,820,640
Total US government and agency obligations (cost—$3,387,592,053)		3,387,592,053
Time deposits—3.49%
Banking-non-US—3.49%
Societe Generale, Cayman Islands 0.010%, due 01/02/09	200,000,000	200,000,000
State Street Bank & Trust Co., Cayman Islands 0.010%, due 01/02/09	400,000,000	400,000,000
Total time deposits (cost—$600,000,000)		600,000,000

16

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Bank notes—2.69%
Banking-US—2.69%
HSBC Bank USA, Inc. 3.875%, due 09/15/09	$25,000,000	$25,096,905
Wachovia Bank N.A. (Charlotte) 4.418%, due 01/05/09[2]	156,000,000	156,000,000
Wells Fargo Bank N.A. 0.681%, due 01/20/09[2]	130,000,000	130,000,000
Westpac Banking Corp. 5.119%, due 01/14/09[2]	151,500,000	151,500,000
Total bank notes (cost—$462,596,905)		462,596,905
Certificates of deposit—16.58%
Banking-non-US—12.17%
Abbey National Treasury Services PLC 2.940%, due 05/22/09	100,000,000	100,000,000
Bank of Montreal 0.750%, due 01/12/09	150,000,000	150,000,000
Bank of Nova Scotia 2.400%, due 05/07/09	138,250,000	138,250,000
Barclays Bank PLC 2.100%, due 01/05/09	75,000,000	75,000,000
3.020%, due 02/23/09	137,500,000	137,500,000
BNP Paribas 3.180%, due 08/24/09	52,500,000	52,500,000
Calyon N.A., Inc. 3.170%, due 06/02/09	131,500,000	131,500,000
Credit Suisse First Boston 2.750%, due 05/18/09	193,000,000	193,000,000
Deutsche Bank AG 1.735%, due 03/23/09[2]	150,000,000	150,000,000
Lloyds TSB Bank PLC 0.340%, due 01/29/09	117,000,000	117,000,000
2.100%, due 03/05/09	90,000,000	90,000,000
National Bank of Canada 1.500%, due 02/09/09	145,000,000	145,000,000
Norinchukin Bank Ltd. 1.600%, due 02/13/09	130,000,000	130,000,000
Rabobank Nederland 2.990%, due 02/17/09	72,250,000	72,250,000

17

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Scotland 2.000%, due 02/09/09	$200,000,000	$200,000,000
Svenska Handelsbanken 5.139%, due 01/13/09[2]	125,000,000	125,000,000
2.150%, due 03/09/09	85,000,000	85,039,346
		2,092,039,346
Banking-US—4.41%
Bank of America N.A. 3.000%, due 03/09/09	125,000,000	125,000,000
Citibank N.A. 3.300%, due 01/22/09	153,000,000	153,000,000
2.100%, due 03/10/09	148,000,000	148,000,000
State Street Bank & Trust Co. 3.750%, due 01/20/09	158,000,000	158,000,000
2.960%, due 03/11/09	175,000,000	175,000,000
		759,000,000
Total certificates of deposit (cost—$2,851,039,346)		2,851,039,346
Commercial paper[1]—42.49%
Asset backed-miscellaneous—20.87%
Amsterdam Funding Corp. 4.400%, due 01/08/09	75,000,000	74,935,833
2.010%, due 01/12/09	100,000,000	99,938,583
0.150%, due 01/15/09	50,000,000	49,997,083
4.250%, due 01/15/09	105,000,000	104,826,458
Atlantic Asset Securitization LLC 1.390%, due 01/06/09	100,000,000	99,980,695
1.410%, due 01/14/09	66,000,000	65,966,395
0.400%, due 01/15/09	88,000,000	87,986,311
0.300%, due 01/21/09	150,000,000	149,975,000
Bryant Park Funding LLC 0.300%, due 01/20/09	87,783,000	87,769,101
0.300%, due 01/29/09	210,000,000	209,951,000
Chariot Funding LLC 1.400%, due 01/07/09	69,251,000	69,234,841
0.270%, due 01/09/09	51,000,000	50,996,940

18

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
0.900%, due 01/12/09	$78,967,000	$78,945,284
0.370%, due 01/16/09	101,000,000	100,984,429
Enterprise Funding Corp. 0.410%, due 03/05/09	89,884,000	89,819,508
Falcon Asset Securitization Corp. 1.400%, due 01/08/09	50,000,000	49,986,389
1.100%, due 01/12/09	112,000,000	111,962,356
1.400%, due 01/15/09	100,000,000	99,945,556
Jupiter Securitization Co. LLC 1.250%, due 01/09/09	65,083,000	65,064,921
Kitty Hawk Funding Corp. 0.425%, due 01/15/09	35,893,000	35,887,068
1.000%, due 02/18/09	220,000,000	219,706,667
Old Line Funding Corp. 4.200%, due 01/14/09	133,279,000	133,076,860
2.000%, due 02/12/09	100,000,000	99,766,667
1.450%, due 02/18/09	91,000,000	90,824,067
Ranger Funding Co. LLC 1.450%, due 02/18/09	94,776,000	94,592,766
Regency Markets No. 1 LLC 0.570%, due 01/21/09	100,000,000	99,968,333
Sheffield Receivables Corp. 2.200%, due 02/04/09	100,000,000	99,792,222
Thunderbay Funding 4.500%, due 01/08/09	100,000,000	99,912,500
4.200%, due 01/16/09	57,888,000	57,786,696
2.050%, due 02/12/09	135,000,000	134,677,125
Variable Funding Capital Corp. 2.680%, due 01/08/09	175,000,000	174,908,806
Windmill Funding Corp. 4.500%, due 01/07/09	175,000,000	174,868,750
1.500%, due 03/10/09	190,000,000	189,461,667
Yorktown Capital LLC 1.420%, due 02/09/09	135,000,000	134,792,325
		3,588,289,202

19

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—1.45%
Allied Irish Banks N.A., Inc. 1.450%, due 03/31/09	$125,000,000	$124,551,910
Dnb NOR ASA 2.300%, due 03/04/09	125,000,000	124,504,861
		249,056,771
Banking-US—10.41%
ABN-AMRO N.A. Finance, Inc. 1.420%, due 03/30/09	134,500,000	134,033,135
BNP Paribas Finance 0.250%, due 02/02/09	326,000,000	325,927,556
Calyon N.A., Inc. 2.670%, due 03/13/09	70,000,000	69,631,392
1.870%, due 06/17/09	97,000,000	96,158,552
Dexia Delaware LLC 0.340%, due 01/02/09	218,000,000	217,997,941
ING (US) Funding LLC 1.800%, due 01/22/09	175,000,000	174,816,250
2.980%, due 02/04/09	98,500,000	98,222,777
San Paolo IMI U.S. Financial Co. 0.470%, due 01/05/09	175,000,000	174,990,861
0.840%, due 02/17/09	175,000,000	174,808,083
Societe Generale N.A., Inc. 2.120%, due 03/03/09	175,000,000	174,371,361
0.950%, due 03/27/09	150,000,000	149,663,542
		1,790,621,450
Consumer products-non durables—1.60%
Procter & Gamble International Funding SCA 0.250%, due 02/18/09	150,000,000	149,950,000
0.500%, due 04/06/09	125,000,000	124,835,070
		274,785,070
Diversified manufacturing—1.25%
Siemens Capital Co. LLC 0.150%, due 01/13/09	215,000,000	214,989,250

20

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Energy-integrated—2.02%
Chevron Corp. 1.050%, due 01/13/09	$154,000,000	$153,946,100
0.250%, due 02/02/09	140,000,000	139,968,889
Koch Resources LLC 0.150%, due 01/09/09	53,600,000	53,598,213
		347,513,202
Finance-noncaptive diversified—1.83%
General Electric Capital Corp. 2.880%, due 05/07/09	115,000,000	113,840,800
2.400%, due 06/03/09	203,750,000	201,671,750
		315,512,550
Food/beverage—1.22%
Coca-Cola Co. 1.400%, due 01/29/09	70,000,000	69,923,778
1.750%, due 01/30/09	90,000,000	89,873,125
1.300%, due 03/02/09	50,000,000	49,891,667
		209,688,570
Technology-software—1.84%
Hewlett-Packard Co. 0.900%, due 01/06/09	70,000,000	69,991,250
0.290%, due 01/22/09	246,500,000	246,458,300
		316,449,550
Total commercial paper (cost—$7,306,905,615)		7,306,905,615
Short-term corporate obligations—5.79%
Banking-non-US—3.83%
BNP Paribas 2.385%, due 02/13/09[2]	120,000,000	120,000,000
Lloyds TSB Group PLC 2.806%, due 02/07/09[2,4]	160,000,000	160,000,000
National Australia Bank Ltd. 2.403%, due 03/06/09[2,4]	105,500,000	105,500,000
Nordea Bank AB 3.891%, due 01/26/09[2,4]	101,500,000	101,500,000
Rabobank Nederland 2.578%, due 02/09/09[2,4]	172,000,000	172,000,000
		659,000,000

21

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Short-term corporate obligations—(concluded)
Banking-US—0.75%
HSBC Bank USA, Inc. 5.219%, due 01/14/09[2]	$128,000,000	$128,000,000
Finance-captive automotive—1.21%
Toyota Motor Credit Corp. 0.520%, due 01/02/09[2]	104,850,000	104,850,000
0.590%, due 01/02/09[2]	103,000,000	103,000,000
		207,850,000
Total short-term corporate obligations (cost—$994,850,000)		994,850,000
Repurchase agreements—9.14%
Repurchase agreement dated 12/31/08 with Bank of America, 0.010% due 01/02/09, collateralized by $38,400,000 Federal Home Loan Bank obligations, 1.150% due 12/11/09, $231,162,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/09 to 09/27/13 and $20,490,000 Federal National Mortgage Association obligations, 6.375% due 06/15/09; (value—$306,000,044); proceeds: $300,000,167	300,000,000	300,000,000
Repurchase agreement dated 12/31/08 with Deutsche Bank Securities, Inc., 0.050% due 01/02/09, collateralized by $143,668,000 Federal Home Loan Mortgage Corp. obligations, 2.750% due 04/11/11 and $47,888,000 Federal National Mortgage Association obligations, 4.750% due 02/21/13; (value—$201,246,555); proceeds: $197,300,548	197,300,000	197,300,000
Repurchase agreement dated 12/31/08 with Goldman Sachs & Co., 0.020% due 01/02/09, collateralized by $264,884,400 US Treasury Bills, zero coupon due 06/25/09, $378,187,200 US Treasury Bonds, 7.500% to 9.000% 11/15/18 to 11/15/24 and $184,188,800 US Treasury Notes, 4.625% due 02/15/17; (value—$1,096,500,140); proceeds $1,075,001,194	1,075,000,000	1,075,000,000
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010% due 01/02/09, collateralized by $8,256 US Cash Management Bills, zero coupon due 06/24/09 and $14,210 US Treasury Bills, zero coupon due 07/02/09; (value—$22,441): proceeds: $22,000	22,000	22,000
Total repurchase agreements (cost—$1,572,322,000)		1,572,322,000

22

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Number of shares	Value
Investments of cash collateral from securities loaned—5.49%
Money market fund[5]—5.49%
UBS Private Money Market Fund LLC,[6] 1.030% (cost—$943,623,680)	943,623,680	$943,623,680
Total investments (cost—$18,118,929,599 which approximates cost for federal income tax purposes)—105.37%		18,118,929,599
Liabilities in excess of other assets—(5.37)%		(923,465,574)
Net assets (applicable to 17,195,183,775 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$17,195,464,025
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2008 and reset periodically.
[3]	Security, or portion thereof, was on loan at December 31, 2008.
[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.13% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Rates shown reflect yield at December 31, 2008.
[6]

The table below details the Portfolio’s transaction activity in an affiliated issuer for the six months ended December 31, 2008. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Security description	Value at 06/30/08	Purchases during the six months ended 12/31/08	Sales during the six months ended 12/31/08	Value at 12/31/08	Net income earned from affiliate for the six months ended 12/31/08
UBS Private Money Market Fund LLC	$379,088,524	$2,495,984,103	$1,931,448,947	$943,623,680	$1,549,191

23

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments
United States	79.9%
United Kingdom	4.9
France	2.8
Canada	2.4
Germany	2.0
Japan	1.9
Sweden	1.7
Netherlands	1.3
Switzerland	1.1
Ireland	0.7
Norway	0.7
Australia	0.6
Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

24

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
US government and agency obligations—76.55%
Federal Farm Credit Bank 0.010%, due 01/08/09[1]	$87,300,000	$87,299,830
2.750%, due 06/05/09	49,000,000	49,000,000
Federal Home Loan Bank 0.320%, due 01/02/09[2]	25,000,000	24,967,141
0.410%, due 01/02/09[2]	200,000,000	199,827,917
3.310%, due 01/05/09[1]	108,400,000	108,360,133
0.030%, due 01/07/09[1]	100,000,000	99,999,500
0.060%, due 02/02/09[1]	40,391,000	40,388,846
0.010%, due 02/06/09[1]	17,000,000	16,999,830
2.300%, due 02/06/09	15,000,000	15,031,405
0.010%, due 02/11/09[1]	92,600,000	92,598,945
2.250%, due 02/13/09[1]	56,101,000	55,950,229
0.110%, due 04/06/09[1]	163,290,000	163,242,601
0.120%, due 04/13/09[1]	200,231,000	200,162,921
2.500%, due 04/14/09[1]	75,000,000	74,463,542
2.500%, due 05/08/09	200,000,000	201,608,095
1.800%, due 05/14/09[1]	125,000,000	124,168,750
0.520%, due 06/15/09[1]	200,000,000	199,523,333
Federal Home Loan Mortgage Corp.* 1.790%, due 01/05/09[2]	50,000,000	50,000,000
2.150%, due 02/09/09[1]	49,476,000	49,360,762
2.600%, due 02/24/09[1]	50,000,000	49,805,000
0.080%, due 03/04/09[1]	79,500,000	79,489,047
0.080%, due 03/09/09[1]	100,000,000	99,985,111
0.120%, due 03/31/09[1]	226,800,000	226,732,716
1.700%, due 04/01/09[1]	65,000,000	64,723,750
5.000%, due 06/11/09	12,500,000	12,622,618
1.250%, due 06/23/09[1]	50,000,000	49,699,653
1.480%, due 06/23/09[1]	50,000,000	49,644,389
1.800%, due 06/25/09[1]	50,000,000	49,562,500
1.270%, due 06/30/09[1]	44,067,000	43,787,175
0.680%, due 08/10/09[1]	152,320,000	151,684,149
1.550%, due 11/13/09[1]	100,000,000	98,639,445

25

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
US government and agency obligations—(concluded)
Federal National Mortgage Association* 2.800%, due 01/07/09[1]	$150,000,000	$149,930,000
2.950%, due 02/02/09[1]	125,000,000	124,672,222
0.070%, due 02/09/09[1]	500,000,000	499,962,083
0.080%, due 03/09/09[1]	200,000,000	199,970,222
0.120%, due 04/09/09[1]	250,000,000	249,918,333
0.220%, due 05/01/09[1]	200,000,000	199,853,333
1.200%, due 05/11/09[1]	125,000,000	124,458,333
1.600%, due 08/03/09[1]	75,000,000	74,286,667
1.050%, due 10/01/09[1]	50,000,000	49,601,875
US Cash Management Bills 1.270%, due 04/29/09[1]	90,000,000	89,625,350
US Treasury Bills 0.990%, due 01/22/09[1]	45,900,000	45,873,493
1.050%, due 07/30/09[1]	100,000,000	99,387,500
1.941%, due 09/24/09[1]	50,000,000	49,283,093
US Treasury Notes 4.500%, due 02/15/09	46,000,000	46,251,266
Total US government and agency obligations (cost—$4,832,403,103)		4,832,403,103
Repurchase agreements—23.46%
Repurchase agreement dated 12/31/08 with Bank of America, 0.010% due 01/02/09, collateralized by $107,032,800 US Treasury Inflation Index Bonds, 3.875% due 04/15/29; (value—$178,500,014); proceeds: $175,000,097	175,000,000	175,000,000
Repurchase agreement dated 12/31/08 with Barclays Bank PLC, 0.020% due 01/02/09, collateralized by $180,358,500 US Treasury Inflation Index Notes, 0.875% to 3.000% due 04/15/10 to 07/15/12; (value—$204,000,063); proceeds: $200,000,222	200,000,000	200,000,000
Repurchase agreement dated 12/31/08 with Deutsche Bank Securities, Inc., 0.020% due 01/02/09, collateralized by $133,839,300 US Treasury Bond Principal Strips, 6.125% to 6.750% due 08/15/26 to 11/15/27; (value—$77,010,038); proceeds: $75,500,084	75,500,000	75,500,000

26

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/08 with Goldman Sachs & Co., 0.005% due 01/02/09, collateralized by $529,027,100 US Treasury Bonds, 6.500% to 8.125% due 08/15/21 to 11/15/26 and $99,390,000 US Treasury Notes, 4.875% due 06/30/09; (value—$918,000,063); proceeds: $900,000,250	$900,000,000	$900,000,000
Repurchase agreement dated 12/31/08 with Morgan Stanley & Co., 0.010% due 01/02/09, collateralized by $205,895,000 US Treasury Bond Principal Strips, zero coupon due 05/15/37; (value—$102,000,383); proceeds: $100,000,056	100,000,000	100,000,000
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010% due 01/02/09, collateralized by $11,277,966 US Cash Management Bills, zero coupon due 06/24/09 and $19,410,114 US Treasury Bills, zero coupon due 07/02/09; (value—$30,652,697): proceeds: $30,051,017	30,051,000	30,051,000
Total repurchase agreements (cost—$1,480,551,000)		1,480,551,000
Total investments (cost—$6,312,954,103 which approximates cost for federal income tax purposes)—100.01%		6,312,954,103
Liabilities in excess of other assets—(0.01)%		(434,473)
Net assets (applicable to 6,312,519,630 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$6,312,519,630
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2008, and reset periodically.

Weighted average maturity—74 days

See accompanying notes to financial statements

27

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—80.56%
Alabama—0.21%
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A, 0.850%, VRD	$15,665,000	$15,665,000
Alaska—1.37%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series A, 1.100%, VRD	12,100,000	12,100,000
Series B, 1.100%, VRD	58,840,000	58,840,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.000%, VRD	17,000,000	17,000,000
Series B, 1.000%, VRD	2,400,000	2,400,000
Series C, 1.000%, VRD	12,870,000	12,870,000
		103,210,000
Arizona—1.41%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series B, 0.850%, VRD	11,200,000	11,200,000
Series C, 0.750%, VRD	35,000,000	35,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured), 1.270%, VRD[1,2]	16,710,000	16,710,000
Pima County Industrial Development Authority Revenue (Industrial Development-Tucson Electric Power), 0.750%, VRD	10,000,000	10,000,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A, 0.850%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs), Series 2045, 1.200%, VRD[1,2]	12,655,000	12,655,000

28

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Arizona—(concluded)
Series 3030, 1.200%, VRD[1,2]	$6,460,000	$6,460,000
Series 3242, 1.200%, VRD[1,2]	5,695,000	5,695,000
		105,920,000
California—2.38%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series G1, 0.250%, VRD	36,000,000	36,000,000
Series G3, 0.250%, VRD	10,250,000	10,250,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series C-1, 0.550%, VRD	16,000,000	16,000,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp), Series B, 0.850%, VRD	24,500,000	24,500,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems), Series A, 0.700%, VRD	50,000,000	50,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series C, 0.250%, VRD	22,160,000	22,160,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3, 0.450%, VRD	20,000,000	20,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2, 0.700%, VRD	100,000	100,000
		179,010,000
Colorado—1.32%
Aurora Hospital Revenue Refunding (The Children’s Hospital), Series C, 0.800%, VRD	5,890,000	5,890,000
Aurora Water Improvement Revenue (JP Morgan PUTTERs), Series 2010 (AMBAC Insured), 1.700%, VRD[1,2]	15,085,000	15,085,000

29

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), 1.150%, VRD	$150,000	$150,000
Series C-6, 1.150%, VRD	3,000,000	3,000,000
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project), Series A, 1.050%, VRD	2,100,000	2,100,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical), 1.300%, VRD	5,305,000	5,305,000
Denver City & County Airport Revenue System, Subseries C2, 1.000%, VRD[3]	28,500,000	28,500,000
Subseries C3, 1.000%, VRD[3]	28,500,000	28,500,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 1.130%, VRD	10,845,000	10,845,000
		99,375,000
Connecticut—1.01%
Connecticut State Health & Educational Facilities Authority Revenue (Choate Rossemary Hall), Series D, 0.900%, VRD	11,200,000	11,200,000
Connecticut State Health & Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-12227), 1.330%, VRD[1,2]	5,000,000	5,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Wesleyan University), Series D, 0.600%, VRD	7,000,000	7,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-2, 0.700%, VRD	700,000	700,000
Series X-2, 0.750%, VRD	45,675,000	45,675,000
Connecticut State, Series C, 4.000%, due 11/01/09	6,500,000	6,601,215
		76,176,215

30

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Delaware—0.77%
Delaware Economic Development Authority Revenue (Hospital Billing), Series C, 0.750%, VRD	$27,000,000	$27,000,000
Delaware River & Bay Authority Revenue Refunding, 0.600%, VRD	3,800,000	3,800,000
Delaware State Economic Development Authority Revenue (Hospital Billing), Series B, 0.870%, VRD	13,375,000	13,375,000
University of Delaware Revenue, 1.500%, VRD	1,090,000	1,090,000
Series A, 1.130%, VRD	12,545,000	12,545,000
		57,810,000
District of Columbia—0.37%
District of Columbia Revenue (George Washington University), Series B, 0.700%, VRD	9,275,000	9,275,000
District of Columbia Revenue (George Washington University), Series C, 0.700%, VRD	9,025,000	9,025,000
District of Columbia, Series C, 1.100%, VRD	9,640,000	9,640,000
		27,940,000
Florida—2.02%
Broward County Educational Facilities Authority Revenue (Nova Southeastern University), Series A, 1.100%, VRD	4,600,000	4,600,000
Florida State Board of Education (JP Morgan PUTTERs, Series 2567), 1.200%, VRD[1,2]	9,120,000	9,120,000
Florida State Board of Education (Public Education Capital Outlay Bonds), Series C (Bank of America Austin Certificates, Series 2008-1054), 1.200%, VRD[1,2]	13,225,000	13,225,000
Series E (Bank of America Austin Certificates, Series 2008-1059), 1.200%, VRD[1,2]	8,335,000	8,335,000

31

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Gainesville Utilities System Revenue, Series B, 0.800%, VRD	$7,335,000	$7,335,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist), Series D, 0.900%, VRD	24,000,000	24,000,000
JEA Electric System Revenue, Series Three-C-1, 0.800%, VRD	12,365,000	12,365,000
Series Three-C-2, 0.800%, VRD	22,810,000	22,810,000
Series Three-C-3, 0.800%, VRD	11,280,000	11,280,000
Subseries D, 0.800%, VRD	7,820,000	7,820,000
Miami Health Facilities Authority (Catholic Health East), 0.650%, VRD	15,870,000	15,870,000
Orange County Tourist Development Tax Revenue (Prefunded with State & Local Government Securities to 10/01/09 @ 100) (AMBAC Insured), 5.750%, due 10/01/09	14,745,000	15,113,153
		151,873,153
Georgia—4.19%
Atlanta Tax Allocation (Westside Project), Series A, 2.000%, VRD	31,095,000	31,095,000
Atlanta Water & Wastewater Revenue, 2.000%, VRD	75,695,000	75,695,000
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Children’s Healthcare Atlanta), 0.850%, VRD	29,310,000	29,310,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts Center), Series A, 1.250%, VRD	44,625,000	44,625,000
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Systems), Series B, 0.850%, VRD	8,000,000	8,000,000
Series C, 0.850%, VRD	8,000,000	8,000,000

32

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Series D, 0.850%, VRD	$8,000,000	$8,000,000
Georgia State, Series H-2, 2.750%, VRD	16,623,000	16,623,000
Private Colleges & Universities Authority Revenue (Emory University), Series A, (Mandatory Put 07/07/09 @ 100), 1.750%, due 07/07/09	8,000,000	8,000,000
Series B, 0.400%, VRD	14,100,000	14,100,000
Series B-2, 0.800%, VRD	5,700,000	5,700,000
Series B-3, 0.920%, VRD	14,475,000	14,475,000
Series C-4, 0.800%, VRD	18,325,000	18,325,000
Series C5, 0.920%, VRD	18,325,000	18,325,000
South Fulton Municipal Regional Water & Sewer Authority Revenue, 1.200%, VRD	15,000,000	15,000,000
		315,273,000
Idaho—0.51%
Idaho Tax Anticipation Notes, 3.000%, due 06/30/09	38,000,000	38,235,642
Illinois—4.72%
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured), 1.640%, VRD[1,2]	17,500,000	17,500,000
Chicago O’Hare International Airport Revenue (Second Lien), Series C, 1.000%, VRD	50,150,000	50,150,000
Chicago Wastewater Transmission Revenue Refunding, Subseries C-2, 1.150%, VRD	15,500,000	15,500,000
Chicago Water Revenue, Subseries 04-3, 1.050%, VRD	3,225,000	3,225,000

33

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Cook County (Capital Improvement), Series B, 0.850%, VRD	$10,000,000	$10,000,000
Cook County (JP Morgan PUTTERs, Series 1269) (AMBAC Insured), 1.700%, VRD[1,2]	8,010,000	8,010,000
Cook County Sales Tax Anticipation Notes, 3.000%, due 08/03/09	12,300,000	12,400,477
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 1.170%, VRD[1,2]	9,490,000	9,490,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.750%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Evanston Northwestern), Series B, 1.100%, VRD	8,000,000	8,000,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.900%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.700%, VRD	10,200,000	10,200,000
Illinois Educational Facilities Authority Revenue (Field Musuem Natural History), 0.750%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Series A-1, (Mandatory Put 01/15/09 @ 100), 1.900%, due 01/15/09	5,660,000	5,660,000
Series A-2, (Mandatory Put 02/05/09 @ 100), 1.900%, due 02/05/09	5,665,000	5,665,000
Subseries B-5, 0.730%, VRD	18,210,000	18,210,000
Illinois Finance Authority Revenue (Beloit Memorial Hospital Inc.), Series A, (Radian Insured), 1.380%, VRD	37,875,000	37,875,000
Illinois Finance Authority Revenue (Central DuPage), Series A, 1.100%, VRD	2,400,000	2,400,000
Illinois Finance Authority Revenue (Elmhurst College), 1.200%, VRD	12,500,000	12,500,000

34

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Northwestern Memorial Hospital), Series A-2, 1.000%, VRD	$23,500,000	$23,500,000
Series A-4, 1.000%, VRD	20,000,000	20,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.950%, VRD	3,700,000	3,700,000
Illinois Finance Authority Revenue (University of Chicago), 1.000%, VRD	17,000,000	17,000,000
Lombard Revenue (National University Health Sciences Project), 1.150%, VRD	9,100,000	9,100,000
Quincy Revenue Refunding (Blessing Hospital), 1.100%, VRD	10,800,000	10,800,000
Western Springs Special Assesment (Timber Trails Project), 0.950%, VRD	9,270,000	9,270,000
		355,655,477
Indiana—2.28%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.800%, VRD	9,400,000	9,400,000
Indiana Finance Authority Health System Revenue Refunding (Sisters St. Francis), Series I, 0.670%, VRD	3,600,000	3,600,000
Indiana State Finance Authority Revenue (Ascension Health), Series CR-E-1, 1.950%, VRD	11,550,000	11,550,000
Series CR-E-2, 0.450%, VRD	10,000,000	10,000,000
Series CR-E-3, 0.450%, VRD	23,000,000	23,000,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.000%, VRD	21,000,000	21,000,000
Series D-2, 1.000%, VRD	21,250,000	21,250,000

35

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Purdue University Revenues (Student Fee), Series T, 0.550%, VRD	$10,165,000	$10,165,000
South Bend Community School Building Corp. (First Mortgage) (Pre-refunded with US Government Securities to 01/15/09 @ 101) (MBIA, Inc. Insured), 5.000%, due 01/15/09	15,780,000	15,949,725
St. Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project), 0.750%, VRD	45,770,000	45,770,000
		171,684,725
Kentucky—2.06%
Boone County Pollution Control Revenue (Duke Energy, Inc. Project), Series A, 1.750%, VRD	7,000,000	7,000,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 1.100%, VRD	23,990,000	23,990,000
Christian County Association of Leasing Trust Lease Program, Series A, 1.100%, VRD	5,170,000	5,170,000
Series B, 1.100%, VRD	27,965,000	27,965,000
Kentucky Asset Liability Commission General Fund Revenue Tax & Revenue Anticipation Notes, Series A, 3.000%, due 06/25/09	40,000,000	40,229,889
Lexington-Fayette Urban County Airport Board General Airport Revenue Refunding, Series A, 1.400%, VRD[3]	8,875,000	8,875,000
Series B, 1.150%, VRD	4,400,000	4,400,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 0.850%, VRD	20,000,000	20,000,000
Shelby County Lease Revenue, Series A, 1.100%, VRD	12,130,000	12,130,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 1.100%, VRD	5,000,000	5,000,000
		154,759,889

36

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.13%
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.800%, VRD	$2,300,000	$2,300,000
Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project), 0.900%, VRD	7,800,000	7,800,000
		10,100,000
Maine—0.13%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured), 1.700%, VRD[1,2]	9,885,000	9,885,000
Maryland—1.67%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A, 0.450%, VRD	9,500,000	9,500,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B, 0.680%, VRD	43,575,000	43,575,000
Maryland State Economic Development Corp. Revenue Refunding (US Pharmacopeial), Series A, 1.100%, VRD	9,865,000	9,865,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Goucher College), 1.150%, VRD	3,625,000	3,625,000
Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University), Series A, 0.700%, VRD	4,900,000	4,900,000
Series B, 0.550%, VRD	22,165,000	22,165,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series D, 1.150%, VRD	8,900,000	8,900,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.750%, VRD	23,000,000	23,000,000
		125,530,000

37

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—8.18%
Bedford Bond Anticipation Notes, 2.500%, due 07/24/09	$20,000,000	$20,110,104
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331), 1.150%, VRD[1,2]	27,980,000	27,980,000
Massachusetts Development Finance Agency Revenue (Eaglebrook School), 0.700%, VRD	12,220,000	12,220,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series BB, 0.750%, VRD	15,815,000	15,815,000
Series GG-1, 0.750%, VRD	35,000,000	35,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1, 0.750%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts), Series A1, 0.900%, VRD	19,850,000	19,850,000
Series A2, 0.800%, VRD	5,000,000	5,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University), Series T-2, (Mandatory Put 05/28/09 @ 100), 2.250%, due 05/28/09	11,700,000	11,700,000
Series T-3, (Mandatory Put 06/11/09 @ 100), 2.250%, due 06/11/09	7,700,000	7,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series D-2, 0.750%, VRD	32,000,000	32,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University), Series N-1, 0.800%, VRD	27,175,000	27,175,000
Massachusetts Health & Educational Facilities Authority Revenue (Wellesley College), Series G, 0.750%, VRD	700,000	700,000

38

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(continued)
Series I, 0.900%, VRD	$7,375,000	$7,375,000
Massachusetts Health & Educational Facilities Authority Revenue (Williams College), Series J, 0.800%, VRD	14,524,000	14,524,000
Massachusetts Industrial Finance Agency Revenue Capital Appreciation (Mass Biomedical), Series A-2, 2.008%, due 08/01/09[4]	2,000,000	1,976,985
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (FSA Insured), 1.640%, VRD[1,2]	13,115,000	13,115,000
Massachusetts State (Bank of America Austin Certificates, Series 2008-1203), 1.150%, VRD[1,2]	9,500,000	9,500,000
Massachusetts State Refunding, Series A, 0.700%, VRD	86,825,000	86,825,000
Series B, 1.050%, VRD	30,000,000	30,000,000
Series B, 0.800%, VRD	13,950,000	13,950,000
Series C, 1.050%, VRD	66,300,000	66,300,000
Massachusetts State Revenue Anticipation Notes, Series B, 4.000%, due 04/30/09	35,000,000	35,202,781
Series C, 4.000%, due 05/29/09	15,000,000	15,107,968
Massachusetts Water Pollution Abatement Trust (JP Morgan PUTTERs, Series 2591), 1.180%, VRD[1,2]	4,100,000	4,100,000
Massachusetts Water Resources Authority (Citigroup ROCS, Series RR-II-R-11316) (FSA Insured), 1.620%, VRD[1,2]	7,990,000	7,990,000
Massachusetts Water Resources Authority Refunding (General), Series A, 1.250%, VRD	42,600,000	42,600,000
Series F, 0.650%, VRD	16,090,000	16,090,000

39

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Merrimack Valley Regional Transit Authority Revenue Anticipation Notes, 3.500%, due 06/26/09	$9,300,000	$9,348,160
Montachusett Regional Transit Authority Revenue Anticipation Notes, 2.750%, due 08/12/09	8,000,000	8,027,185
		615,582,183
Michigan—3.18%
Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series B-2, 0.850%, VRD	64,100,000	64,100,000
Michigan Hospital Finance Authority Revenue (Ascension Health), Series CR-B-1, 0.600%, VRD	22,290,000	22,290,000
Series CR-B-2, 0.450%, VRD	10,000,000	10,000,000
Series CR-B-3, 0.600%, VRD	28,600,000	28,600,000
Series CR-B-5, 0.600%, VRD	20,600,000	20,600,000
Series CR-B-6, 0.450%, VRD	17,500,000	17,500,000
Michigan Hospital Finance Authority Revenue (Ascension), Series B3, 0.600%, VRD	11,700,000	11,700,000
Michigan Municipal Bond Authority Revenue Anticipation Notes (State Clean Water), 3.000%, due 07/15/09	15,000,000	15,169,622
Michigan State Hospital Finance Authority Revenue (Ascension Health Senior Credit), Series B-4, 0.450%, VRD	6,500,000	6,500,000
Series B-8, 0.450%, VRD	6,100,000	6,100,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.950%, VRD	6,300,000	6,300,000

40

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
University of Michigan Revenues (Hospital), Series A, 1.350%, VRD	$15,230,000	$15,230,000
Series B, 0.800%, VRD	9,500,000	9,500,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1, 1.350%, VRD	5,420,000	5,420,000
		239,009,622
Minnesota—0.60%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.130%, VRD	10,755,000	10,755,000
Minneapolis Health Care System Revenue (Fairview Health Services), Series C, 0.660%, VRD	5,700,000	5,700,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.640%, VRD	10,000,000	10,000,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.550%, VRD	18,700,000	18,700,000
		45,155,000
Mississippi—0.60%
Mississippi Business Finance Corp. Revenue (Jackson Medium Mall Foundation Project), 1.150%, VRD	9,400,000	9,400,000
Mississippi Development Bank Special Obligation (East Mississippi Correctional), Series B, 1.200%, VRD	12,000,000	12,000,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services), Series 1, 0.850%, VRD	13,400,000	13,400,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi), Series 1, 0.800%, VRD	10,695,000	10,695,000
		45,495,000

41

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—1.01%
Curators University of Missouri Systems Facilities Revenue, Series B, 1.350%, VRD	$2,700,000	$2,700,000
Missouri Development Finance Board Cultural Facilities Revenue (Kauffman Center Performing), Series A, 1.050%, VRD	16,500,000	16,500,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (The Washington University), Series D, 0.900%, VRD	600,000	600,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System), Series C, 1.100%, VRD	17,500,000	17,500,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Health), Series C-3, (Mandatory Put 03/03/09 @ 100), 1.750%, due 03/03/09	19,750,000	19,750,000
North Kansas City Hospital Revenue (North Kansas City Hospital), 1.380%, VRD	8,925,000	8,925,000
University of Missouri University Revenues (Systems Facilities), Series B, 1.100%, VRD	10,400,000	10,400,000
		76,375,000
Montana—0.23%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project), 1.100%, VRD	2,300,000	2,300,000
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems), 0.760%, VRD	15,200,000	15,200,000
		17,500,000
Nevada—0.09%
Clark County Airport Revenue (Systems-Sub Lien), Series D-1, 0.850%, VRD	6,600,000	6,600,000
New Hampshire—0.79%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.600%, VRD	59,280,000	59,280,000

42

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Mexico—0.58%
Bernalillo County Tax & Revenue Anticipation Notes, 3.000%, due 06/30/09	$22,000,000	$22,135,399
New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare), Series C, 0.800%, VRD	10,500,000	10,500,000
Series D, 0.800%, VRD	10,700,000	10,700,000
		43,335,399
New York—0.27%
New York City Housing Development Corp. Multi Family Mortgage Revenue (Hewitt), Series A, 1.000%, VRD	4,250,000	4,250,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112), 1.340%, VRD[1,2]	11,800,000	11,800,000
New York, Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052), 1.150%, VRD[1,2]	4,425,000	4,425,000
		20,475,000
North Carolina—7.07%
Charlotte Airport Revenue Refunding (Charlotte Douglas), Series D, 0.800%, VRD	4,700,000	4,700,000
Charlotte Water & Sewer System Revenue Refunding, Series C, 1.150%, VRD	67,660,000	67,660,000
Charlotte Water & Sewer System Revenue, Series B, 1.500%, VRD	78,040,000	78,040,000
Guilford County, 0.800%, VRD	6,400,000	6,400,000
Mecklenburg County Certificates of Participation, Series A, 0.900%, VRD	71,555,000	71,555,000
Mecklenburg County, Series B, 0.800%, VRD	23,900,000	23,900,000

43

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Series B, 1.750%, VRD	$35,725,000	$35,725,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 1.730%, VRD	6,520,000	6,520,000
North Carolina Medical Care Commission Health Care Facilities Revenue (Watauga Medical Center Project), 2.000%, VRD	16,700,000	16,700,000
North Carolina (Public Improvement), Series D, 0.800%, VRD	11,100,000	11,100,000
Series F, 0.600%, VRD	15,000,000	15,000,000
Series G, 0.800%, VRD	4,650,000	4,650,000
North Carolina Refunding, Series B, 0.800%, VRD	21,790,000	21,790,000
Series C, 0.850%, VRD	44,895,000	44,895,000
Union County, Series A, 3.400%, VRD	47,155,000	47,155,000
Series B, 3.250%, VRD	18,330,000	18,330,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A, 1.200%, VRD	19,900,000	19,900,000
Wake County, Series A, 1.150%, VRD	10,000,000	10,000,000
1.150%, VRD	27,800,000	27,800,000
		531,820,000
Ohio—5.40%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 1.200%, VRD	6,200,000	6,200,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 1.050%, VRD	35,000,000	35,000,000

44

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC), 1.050%, VRD	$31,670,000	$31,670,000
Cleveland Waterworks Revenue, Series Q, 1.200%, VRD	8,300,000	8,300,000
Columbus (Purpose), Series A, 5.000%, due 09/01/09	10,125,000	10,353,546
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 1.030%, VRD	34,450,000	34,450,000
Lucas County Bond Anticipation Notes, 3.000%, due 07/30/09	7,000,000	7,051,470
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series A, 0.600%, VRD	10,000,000	10,000,000
Series B, 0.600%, VRD	10,000,000	10,000,000
Ohio Air Quality Development Authority Revenue Refunding (Coll Dayton Power & Light), Series B, 0.800%, VRD[3]	8,350,000	8,350,000
Ohio (Common Schools), Series D, 0.650%, VRD	42,700,000	42,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 1.200%, VRD[1,2]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Case Western Reserve), Series A, 0.850%, VRD	2,700,000	2,700,000
Series A, 0.500%, VRD	11,350,000	11,350,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), 0.650%, VRD	14,900,000	14,900,000
Series A, 0.650%, VRD	33,585,000	33,585,000

45

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio Higher Educational Facility Commission Revenue Hospital (Cleveland Clinic), Series B-3, 1.000%, VRD	$20,000,000	$20,000,000
Ohio Refunding Infrastructure Improvement, Series B, 0.650%, VRD	21,515,000	21,515,000
Ohio State University General Receipts, 1.000%, VRD	10,000,000	10,000,000
Series B, 0.300%, VRD	26,700,000	26,700,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A, 1.050%, VRD	11,310,000	11,310,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B, 1.350%, VRD	43,945,000	43,945,000
		406,305,016
Oklahoma—0.70%
Oklahoma Municipal Power Authority Power Supply System Revenue, Series A, 0.900%, VRD	27,450,000	27,450,000
Oklahoma Student Loan Authority Revenue (Senior Student Loan), Series IIA-1, 1.050%, VRD[3]	25,000,000	25,000,000
		52,450,000
Oregon—2.67%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.680%, VRD	13,700,000	13,700,000
Klamath Falls Electric Revenue Refunding (Senior Lien-Klamath Cogeneration) (Pre-refunded with US Government Securities to 01/01/09 @ 102), 6.000%, due 01/01/09	9,150,000	9,333,000
Oregon, Series 73 E, 0.600%, VRD	6,000,000	6,000,000
Series 73 G, 0.600%, VRD	25,100,000	25,100,000

46

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Series 73 H, 0.650%, VRD	$59,800,000	$59,800,000
Oregon Tax Anticipation Notes, Series A, 3.000%, due 06/30/09	45,000,000	45,283,500
Portland Tax Anticipation Notes, 3.000%, due 06/25/09	29,075,000	29,280,948
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B, 1.150%, VRD	6,000,000	6,000,000
Series C, 1.250%, VRD	6,500,000	6,500,000
		200,997,448
Pennsylvania—1.83%
Adams County Industrial Development Authority Revenue (Gettysburg College), Series B, 0.600%, VRD	5,000,000	5,000,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation), 1.050%, VRD	17,300,000	17,300,000
Lackawanna County Industrial Development Authority Revenue (Scranton Preparation School Project), 2.010%, VRD	14,700,000	14,700,000
Montgomery County, Series A, 0.950%, VRD	36,285,000	36,285,000
Northampton County General Purpose Authority Revenue Higher Education (Lehigh University), 1.150%, VRD	11,200,000	11,200,000
Pennsylvania Turnpike Commission Turnpike Revenue, Series B-3, 1.200%, VRD	8,000,000	8,000,000
Philadelphia Airport Revenue Refunding, Series C, 0.800%, VRD[3]	20,000,000	20,000,000
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series B, 1.050%, VRD	2,700,000	2,700,000

47

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series A, 2.500%, due 09/15/09	$8,000,000	$8,092,218
Series B, 0.790%, VRD	14,200,000	14,200,000
		137,477,218
Rhode Island—0.48%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 1.000%, VRD	900,000	900,000
Rhode Island State & Providence Plantations Tax Anticipation Notes, 3.500%, due 06/30/09	35,000,000	35,222,322
		36,122,322
South Carolina—0.30%
Greenville Hospital Systems Hospital Facilities Revenue Refunding, Series C, 1.200%, VRD	9,000,000	9,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 1.700%, VRD[1,2]	13,240,000	13,240,000
		22,240,000
South Dakota—0.37%
Lawrence County Pollution Control Revenue Refunding (Homestake Mining), Series B, 0.700%, VRD	3,300,000	3,300,000
Lawrence County Solid Waste Disposal Revenue (Homestake Mining), Series A, 0.870%, VRD[3]	6,000,000	6,000,000
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (MBIA, Inc. Insured), 1.270%, VRD[1,2]	11,935,000	11,935,000
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 1.350%, VRD	7,000,000	7,000,000
		28,235,000

48

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Tennessee—2.72%
Clarksville Public Building Authority Revenue (Metropolitan Government Nashville & Davidson), 1.100%, VRD	$7,785,000	$7,785,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA, Inc. Insured), 1.700%, VRD[1,2]	6,560,000	6,560,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.230%, VRD	11,500,000	11,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Ascencion Health), 0.600%, VRD	13,500,000	13,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A, 0.650%, VRD	12,005,000	12,005,000
Series A-1, 0.650%, VRD	32,900,000	32,900,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (YMCA Projects), 1.200%, VRD	23,660,000	23,700,933
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 1.100%, VRD	2,895,000	2,895,000
1.200%, VRD	15,375,000	15,375,000
Shelby County Public Improvement and School, Series B, 0.800%, VRD	78,550,000	78,550,000
		204,770,933
Texas—11.50%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured), 1.530%, VRD[1,2]	7,595,000	7,595,000
Burleson Independent School District (Citigroup ROCS, Series RR-II-R-11597) (PSF-GTD), 1.350%, VRD[1,2]	1,255,000	1,255,000

49

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD), 1.340%, VRD[1,2]	$14,850,000	$14,850,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured), 1.750%, VRD[1,2]	8,285,000	8,285,000
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD), 1.350%, VRD[1,2]	3,790,000	3,790,000
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (AMOCO Oil), 1.000%, VRD	29,500,000	29,500,000
Harris County Cultural Education Facilities Finance Corp. Revenue (YMCA Greater Houston), Series A, 1.150%, VRD	11,000,000	11,000,000
Harris County Cultural Education Facilities Finance Corp. Special Facilities Revenue Refunding (Texas Medical Center), Subseries B-1, 1.100%, VRD	4,850,000	4,850,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Texas Children’s Hospital), Series 1, 1.000%, VRD	29,000,000	29,000,000
Series 3, 2.100%, VRD	19,870,000	19,870,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.950%, VRD	85,800,000	85,800,000
Series A-2, 0.950%, VRD	71,700,000	71,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (St. Luke’s Episcopal), Series A, 1.100%, VRD	19,820,000	19,820,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 1.100%, VRD	7,000,000	7,000,000
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A, 0.650%, VRD	35,305,000	35,305,000

50

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077), 1.340%, VRD[1,2]	$2,000,000	$2,000,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD), 1.340%, VRD[1,2]	4,950,000	4,950,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (MBIA, Inc. Insured), 1.270%, VRD[1,2]	18,285,000	18,285,000
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (ExxonMobil Project), Series A, 1.000%, VRD	26,055,000	26,055,000
Lubbock Health Facilities Development Corp. Revenue (First Mortgage-Carillon Project) (Pre-refunded with US Government Securities to 07/01/09 @ 102), Series A, 6.500%, due 07/01/09	5,800,000	5,989,108
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD), 1.340%, VRD[1,2]	8,935,000	8,935,000
San Antonio Electric & Gas (Systems-Junior Lien), 0.800%, VRD	54,700,000	54,700,000
Southwest Higher Education Authority (Southern Methodist University), 1.200%, VRD	4,540,000	4,540,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 0.700%, VRD	6,500,000	6,500,000
Series C, 1.300%, VRD	8,530,000	8,530,000
Series D, 1.000%, VRD	3,875,000	3,875,000
Texas (Citigroup Eagle Class A Certificates 20070139), 1.350%, VRD[1,2]	8,685,000	8,685,000
Texas Tax & Revenue Anticipation Notes, 3.000%, due 08/28/09	280,000,000	282,513,232
Texas Water Development Board Revenue Refunding (State Revolving Sub Lien), Series A 1.300%, VRD	7,282,000	7,282,000

51

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas Permanent University Funding System, Series A, 0.650%, VRD	$10,000,000	$10,000,000
Series A, 0.700%, VRD	16,500,000	16,500,000
University of Texas University Revenues (Financing Systems), Series B, 0.700%, VRD	11,300,000	11,300,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.950%, VRD	35,325,000	35,325,000
		865,584,340
Utah—0.68%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.300%, VRD	2,400,000	2,400,000
Series D, 1.170%, VRD	5,000,000	5,000,000
Salt Lake City Tax and Revenue Anticipation Notes, 3.000%, due 06/30/09	25,000,000	25,152,620
Utah Board of Regents Revenue Refunding (Hospital University Utah), 1.150%, VRD	3,100,000	3,100,000
Weber County Hospital Revenue (IHC Health Services), Series A, 1.150%, VRD	15,900,000	15,900,000
		51,552,620
Vermont—0.10%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series B, (Put 11/02/09 @ 100) 1.750%, due 11/02/09	7,700,000	7,700,000
Virginia—0.88%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.670%, VRD	6,880,000	6,880,000
Henrico County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D, 0.850%, VRD	6,835,000	6,835,000

52

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.600%, VRD	$5,325,000	$5,325,000
Series C, 0.600%, VRD	3,850,000	3,850,000
Norfolk Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-1, 0.850%, VRD	6,215,000	6,215,000
Richmond Public Utilities Revenue (Citigroup ROCS, Series RR-II-R-11262) (FSA Insured), 1.650%, VRD[1,2]	4,875,000	4,875,000
Virginia Small Business Financing Authority Revenue Refunding (Children’s Hospital Kings), 2.000%, VRD	32,050,000	32,050,000
		66,030,000
Washington—2.80%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 1.200%, VRD[1,2]	5,000,000	5,000,000
King County (JP Morgan PUTTERs, Series 2541), 1.200%, VRD[1,2]	5,700,000	5,700,000
King County Sewer Revenue (Junior Lien), Series A, 0.850%, VRD	36,195,000	36,195,000
Series B, 0.650%, VRD	23,900,000	23,900,000
Kitsap County Consolidated Housing Authority Revenue (Harborside Condominiums Project), 1.200%, VRD	19,205,000	19,205,000
Seattle Water Systems Revenue, Series A, 0.780%, VRD	15,200,000	15,200,000
Snohomish County Public Utility District No. 001 Electric Revenue System (NTS Second), Series A, 3.750%, due 08/05/09	9,000,000	9,076,122
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured), 1.650%, VRD[1,2]	6,780,000	6,780,000

53

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Washington—(concluded)
Washington Health Care Facilities Authority Revenue (Catholic Health), Series A-4, 0.400%, VRD	$11,000,000	$11,000,000
Series A-6, 0.400%, VRD	19,790,000	19,790,000
Washington Health Care Facilities Authority Revenue (Fred Hutchison), Series A, (AMBAC Insured), 0.750%, VRD	23,125,000	23,125,000
Washington Health Care Facilities Authority Revenue (PeaceHealth), Series C, 0.800%, VRD	3,300,000	3,300,000
Series D, 0.800%, VRD	4,200,000	4,200,000
Washington Health Care Facilities Authority Revenue (Southwest Washington Medical Center), Series A, 1.000%, VRD	4,750,000	4,750,000
Series B, 1.000%, VRD	6,975,000	6,975,000
Washington, Series VR 96B, 0.550%, VRD	10,700,000	10,700,000
Washington State Housing Finance Commission Nonprofit Revenue (Bush School Project), 1.090%, VRD	5,950,000	5,950,000
		210,846,122
Wisconsin—0.98%
Pleasant Prairie Pollution Control Revenue Refunding (Electric), 0.800%, VRD	9,100,000	9,100,000
Wisconsin Center District Tax Revenue, Series A, 0.800%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital), (Mandatory Put 04/15/09 @ 100), 1.680%, due 04/15/09	27,600,000	27,600,000

54

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Revenue (Alverno College Project), 1.380%, VRD	$5,000,000	$5,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Fort Healthcare, Inc.), Series A, 1.380%, VRD	7,200,000	7,200,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.710%, VRD	15,200,000	15,200,000
		74,100,000
Total municipal bonds and notes (cost—$6,063,141,324)		6,063,141,324
Tax-exempt commercial paper—11.40%
Arizona—0.90%
Phoenix Civic Improvement Corp. Water Systems, 2.000%, due 01/05/09	15,000,000	15,000,000
Salt River Agricultural Improvement & Power District, 1.200%, due 01/14/09	8,900,000	8,900,000
0.750%, due 01/20/09	29,000,000	29,000,000
0.750%, due 01/20/09	14,500,000	14,500,000
		67,400,000
California—0.17%
Riverside County Transportation, 0.550%, due 02/12/09	13,000,000	13,000,000
Connecticut—0.11%
Yale University, 0.500%, due 01/23/09	4,000,000	4,000,000
0.500%, due 02/06/09	4,400,000	4,400,000
		8,400,000
District of Columbia—0.08%
Washington D.C. Metropolitan Area Transit Authority, 1.250%, due 02/03/09	6,000,000	6,000,000

55

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Florida—1.89%
Florida Local Government, 2.000%, due 01/05/09	$137,264,000	$137,264,000
Kissimmee Utility Authority, 0.750%, due 02/25/09	4,900,000	4,900,000
		142,164,000
Georgia—0.48%
Emory University, 0.930%, due 01/12/09	20,296,000	20,296,000
Metropolitan Atlanta Rapid Transit, 2.000%, due 01/05/09	16,000,000	16,000,000
		36,296,000
Illinois—1.07%
Evanston Hospital, 1.200%, due 03/12/09	10,000,000	10,000,000
1.500%, due 04/02/09	25,000,000	25,000,000
Series 8, 1.300%, due 03/12/09	10,000,000	10,000,000
Series 8, 1.300%, due 03/12/09	10,000,000	10,000,000
Series A, 1.200%, due 03/12/09	10,000,000	10,000,000
Illinois Educational Facilities Authority Revenue, 0.850%, due 03/18/09	15,700,000	15,700,000
		80,700,000
Maryland—0.21%
Baltimore County, 0.800%, due 03/12/09	15,500,000	15,500,000
Massachusetts—1.12%
Harvard University, 0.400%, due 01/15/09	30,488,000	30,488,000
Massachusetts Health & Education, 0.500%, due 01/23/09	5,000,000	5,000,000
Massachusetts Water Authority, 1.000%, due 01/02/09	7,500,000	7,500,000
Partners Healthcare Systems, 0.900%, due 04/06/09	8,000,000	8,000,000

56

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Massachusetts—(concluded)
State of Massachusetts, 1.000%, due 03/11/09	$22,000,000	$22,000,000
Series H, 0.800%, due 03/19/09	11,000,000	11,000,000
		83,988,000
Michigan—0.44%
University of Michigan, 0.400%, due 01/27/09	33,000,000	33,000,000
Minnesota—0.42%
Mayo Clinic, 1.500%, due 01/06/09	31,400,000	31,400,000
Nebraska—0.36%
Omaha Public Power District, 1.000%, due 01/13/09	27,500,000	27,500,000
Nevada—0.24%
Clark County, 0.700%, due 01/27/09	15,000,000	15,000,000
0.950%, due 01/27/09	3,000,000	3,000,000
		18,000,000
Ohio—0.79%
American Municipal Power of Ohio, 1.050%, due 01/28/09	15,561,000	15,561,000
Case Western University, 1.000%, due 01/13/09	8,900,000	8,900,000
Cleveland Clinic, 0.550%, due 02/19/09	15,000,000	15,000,000
Series B6, 0.500%, due 02/13/09	20,000,000	20,000,000
		59,461,000
Tennessee—0.12%
Tennessee State School Bond Authority, 0.800%, due 01/22/09	9,079,000	9,079,000
Texas—2.02%
Bexar Metropolitan Water District, 0.950%, due 01/15/09	25,000,000	25,000,000

57

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
City of Houston, 1.680%, due 01/15/09	$27,150,000	$27,150,000
City of Houston, Houston Hotel Occupancy Tax, 0.680%, due 02/12/09	7,350,000	7,350,000
Dallas Water & Sewer, 2.200%, due 01/28/09	28,358,000	28,358,000
Harris County, 0.800%, due 01/12/09	4,820,000	4,820,000
Texas Department of Transportation, 1.000%, due 01/14/09	20,000,000	20,000,000
0.800%, due 03/06/09	20,000,000	20,000,000
University of Texas, 0.250%, due 01/20/09	8,000,000	8,000,000
0.500%, due 03/23/09	11,500,000	11,500,000
		152,178,000
Utah—0.21%
Intermountain Power Agency, 0.750%, due 02/06/09	15,500,000	15,500,000
Washington—0.68%
King County Sewer Revenue, 0.850%, due 01/23/09	18,000,000	18,000,000
0.850%, due 02/17/09	15,000,000	15,000,000
Port of Tacoma, 0.750%, due 02/06/09	18,300,000	18,300,000
		51,300,000
Wyoming—0.09%
PacifiCorp., 0.800%, due 03/06/09	7,050,000	7,050,000
Total tax-exempt commercial paper (cost—$857,916,000)		857,916,000

58

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Repurchase agreement—4.89%
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010% due 01/02/09, collateralized by $239,635,687 US Cash Management Bills, zero coupon due 06/24/09 and $136,431,545 US Treasury Bills, zero coupon due 06/04/09 to 07/30/09; (value—$375,735,062); proceeds: $368,366,205 (cost—$368,366,000)	$368,366,000	$368,366,000
	Number of shares
Money market funds[5]—2.97%
AIM Tax Free Investments, 1.180%	110,000,000	110,000,000
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class, 1.304%	113,500,000	113,500,000
Total money market funds (cost—$223,500,000)		223,500,000
Total investments (cost—$7,512,923,324 which approximates cost for federal income tax purposes)—99.82%		7,512,923,324
Other assets in excess of liabilities—0.18%		13,373,130
Net assets (applicable to 7,526,965,056 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$7,526,296,454
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.72% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.
[4]	Zero coupon bond; interest rate represents annualized yield at date of purchase.
[5]	Rates shown reflect yields at December 31, 2008.

AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed

59

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2008 (unaudited)

PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2008 and reset periodically.

Weighted average maturity—27 days

See accompanying notes to financial statements

60

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—82.34%
California Department of Water Resources Power Supply Revenue, Series B-1, 0.750%, VRD	$17,425,000	$17,425,000
Series B-2, 0.350%, VRD	950,000	950,000
Series B-6, 0.830%, VRD	9,000,000	9,000,000
Series C-4, 0.900%, VRD	5,000,000	5,000,000
Series C-9, 0.750%, VRD	20,100,000	20,100,000
Subseries I-2, 0.750%, VRD	400,000	400,000
California Educational Facilities Authority Revenue (Chapman University), Series A, 0.850%, VRD	2,300,000	2,300,000
Series C, 0.850%, VRD	10,705,000	10,705,000
California Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 2495), 1.150% , VRD[1,2]	1,575,000	1,575,000
California Educational Facilities Authority Revenue (Loyola Marymount University), 0.650% , VRD	8,000,000	8,000,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.450%, VRD	1,765,000	1,765,000
Series L-6, 0.450%, VRD	2,400,000	2,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 1.600% , VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare West), Series E, 0.400%, VRD	15,180,000	15,180,000
Series F, 0.400%, VRD	8,400,000	8,400,000

61

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Series I, 0.400%, VRD	$18,000,000	$18,000,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C, 0.350%, VRD	21,100,000	21,100,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter), Series B, 0.700%, VRD	11,790,000	11,790,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series F, 0.420%, VRD	3,885,000	3,885,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series A, 0.750%, VRD	23,550,000	23,550,000
Series B, 0.750%, VRD	2,600,000	2,600,000
California Infrastructure & Economic Development Bank Revenue (Colburn School), Series B, 0.900%, VRD	5,000,000	5,000,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A, 0.850%, VRD	3,250,000	3,250,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series B, 0.900%, VRD	17,300,000	17,300,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B, 0.750%, VRD	11,900,000	11,900,000
California Infrastructure & Economic Development Bank Revenue Refunding (Pacific Gas & Electric), Series B, 0.850%, VRD[3]	24,750,000	24,750,000
Series C, 0.750%, VRD[3]	13,000,000	13,000,000
Series D, 0.570%, VRD[3]	20,000,000	20,000,000
California Municipal Finance Authority Revenue (Boy Scouts of America LA), 1.000%, VRD	11,000,000	11,000,000

62

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C, 0.950%, VRD	$1,630,000	$1,630,000
Series F, 0.750%, VRD	2,100,000	2,100,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured), 1.250%, VRD[1,2]	9,913,000	9,913,000
California School Cash Reserve Program Certificates of Participation 2008-2009, Series A, 3.000%, due 07/06/09	10,000,000	10,067,915
California Series, A-1 0.650%, VRD	2,700,000	2,700,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J, 0.890%, VRD	375,000	375,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Housing-IAC Project), Series W-2, 1.450%, VRD[3]	5,400,000	5,400,000
California Statewide Communities Development Authority Revenue (Cathedral High School Project), 0.400%, VRD	17,240,000	17,240,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems), Series B, 0.700%, VRD	31,500,000	31,500,000
Series E, 0.700%, VRD	9,750,000	9,750,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B, 0.350%, VRD	32,050,000	32,050,000
Series D, 0.250%, VRD	4,400,000	4,400,000
Series M, 0.350%, VRD	6,800,000	6,800,000

63

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Revenue (Masters College), 1.000%, VRD	$10,700,000	$10,700,000
1.000%, VRD	400,000	400,000
California Statewide Communities Development Authority Revenue (Rady Childrens Hospital), Series A, 0.600%, VRD	4,000,000	4,000,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art), Series B, 0.420%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority Revenue Refunding (St. Joseph Healthcare System), Series A, 0.700%, VRD	27,675,000	27,675,000
California Statewide Communities Development Authority Revenue, Series J, 0.350%, VRD	39,200,000	39,200,000
California Statewide Communities Development Authority Revenue (Western University Health), Series A, 0.800%, VRD	10,000,000	10,000,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue Refunding (School of the Sacred Heart San Francisco), Series A, 0.550%, VRD	5,600,000	5,600,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Fund Project), Series L, 0.950%, VRD	10,165,000	10,165,000
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series A, 0.800%, VRD	45,000,000	45,000,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 1.150%, VRD[1,2]	20,425,000	20,425,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series A-1, 0.750%, VRD	32,000,000	32,000,000
Series B-1, 0.780%, VRD	18,750,000	18,750,000

64

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Series F (Bank of America Austin Certificates, Series 2008-1058), 1.150%, VRD[1,2]	$6,750,000	$6,750,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 0.440%, VRD	4,670,000	4,670,000
Contra Costa County Multi Family Housing Revenue (Avalon Walnut Creek), Series A, 0.850%, VRD[3]	5,000,000	5,000,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured), 1.590%, VRD[1,2]	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries C-1, 0.400%, VRD	14,905,000	14,905,000
Subseries C-2, 0.550%, VRD	4,965,000	4,965,000
Eastern Municipal Water District Water & Sewer Revenue Certificates of Participation, Series F, 0.470%, VRD	12,700,000	12,700,000
Fontana Special Tax Community Facilities District No.12 (Pre-refunded with US Government Securities to 09/01/09 @ 101), 6.600%, due 09/01/09	3,295,000	3,409,262
Fremont Certificates of Participation (Refinancing & Capital Projects), 0.900%, VRD	6,300,000	6,300,000
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas), 0.550%, VRD	3,150,000	3,150,000
Hemet Unified School District Certificates of Participation (School Facilities Project), 1.150%, VRD	4,000,000	4,000,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A, 0.850%, VRD	16,105,000	16,105,000
Irvine Ranch Water District Consolidated Bonds, 0.950%, VRD	705,000	705,000
Irvine Ranch Water District (Nos. 105, 140, 240 & 250), 0.850%, VRD	5,000,000	5,000,000

65

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Irvine Ranch Water District Refunding, Series A, 0.850%, VRD	$700,000	$700,000
Livermore Certificates of Participation Refunding (Capital Projects), 0.900%, VRD	7,500,000	7,500,000
Loma Linda Hospital Revenue (Loma Linda University Medical Center), Series B, 0.550%, VRD	4,000,000	4,000,000
Los Angeles Department of Water & Power Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11531) (MBIA, Inc. Insured), 1.400%, VRD[1,2]	2,525,000	2,525,000
Los Angeles Unified School District (Election 2005), Series E (Bank of America Austin Certificates, Series 2008-1049) (FSA Insured), 1.650%, VRD[1,2]	26,000,000	26,000,000
Los Angeles Wastewater Systems Revenue Refunding, Subseries B, 0.950%, VRD	12,200,000	12,200,000
Subseries C, 0.700%, VRD	500,000	500,000
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured), 1.600%, VRD[1,2]	32,500,000	32,500,000
Los Angeles Water and Power Revenue, Subseries A-3, 0.850%, VRD	50,000,000	50,000,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 1.200%, VRD	5,550,000	5,550,000
Mecklenburg County Certificates of Participation, 1.200%, VRD	11,410,000	11,410,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071), 1.290%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11301), 1.300%, VRD[1,2]	4,285,000	4,285,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A, 0.800%, VRD	11,225,000	11,225,000

66

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Series B, 0.700%, VRD	$2,550,000	$2,550,000
Series A-1, 0.850%, VRD	6,600,000	6,600,000
Series A-2, 0.700%, VRD	1,000,000	1,000,000
Series A-2, 0.850%, VRD	16,400,000	16,400,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-2, 0.350%, VRD	3,000,000	3,000,000
Series B-4, 0.410%, VRD	4,000,000	4,000,000
Monterey Peninsula Community College District (JP Morgan PUTTERs, Series 2484) (FSA Insured), 1.800%, VRD[1,2]	683,000	683,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series B (Mandatory Put 06/16/09 @ 100), 1.800%, due 06/16/09	40,185,000	40,185,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2, 0.400%, VRD	15,000,000	15,000,000
0.500%, VRD	2,000,000	2,000,000
Oakland Certificates of Participation (Capital Equipment Project), 0.450%, VRD	11,900,000	11,900,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (FirstEnergy Nuclear), Series B, 1.350%, VRD	15,600,000	15,600,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 1.000%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured), 0.950%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (FSA Insured), 1.800%, VRD[1,2]	1,075,000	1,075,000

67

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Orange County Sanitation District Certificates of Participation Refunding, Series C, 2.500%, due 12/10/09	$25,000,000	$25,352,999
Orange County Water District Revenue Certificates of Participation, Series A, 0.420%, VRD	42,000,000	42,000,000
0.550%, VRD	33,650,000	33,650,000
Puerto Rico Municipal Finance Agency, Series A (FSA Insured) (Pre-refunded with US Government Securities to 08/01/09 @ 101), 5.500%, due 08/01/09	6,730,000	6,924,842
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A, 0.600%, VRD	5,200,000	5,200,000
Riverside County Community Facilities Districts Refunding (Special Tax-No. 89) (Pre-refunded with State & Local Government Securities to 09/01/09 @ 102), 6.500%, due 09/01/09	3,390,000	3,538,631
Riverside Water Revenue Refunding, Series A, 1.000%, VRD	7,500,000	7,500,000
Roseville Special Tax (Woodcreek West Community Facilities No. 1) (Pre-refunded with State & Local Government Securities to 09/01/09 @ 102), 6.700%, due 09/01/09	3,000,000	3,135,448
Sacramento County Certificates of Participation (Administration Center and Court House Project), 0.900%, VRD	9,875,000	9,875,000
Sacramento Municipal Utility District Electric Revenue Refunding, Subseries K, 0.750%, VRD	37,250,000	37,250,000
San Bernardino County Certificates of Participation (County Center Refinancing Project), 0.430%, VRD	8,700,000	8,700,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured), 0.950%, VRD	3,035,000	3,035,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.900%, VRD	17,750,000	17,750,000

68

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Series B, 0.600%, VRD	$27,250,000	$27,250,000
San Diego Unified School District Tax and Revenue Anticipation Notes, 3.000%, due 07/01/09	20,000,000	20,133,692
San Francisco City and County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2), 1.000%, VRD	8,000,000	8,000,000
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4), 0.470%, VRD	13,590,000	13,590,000
San Jose Financing Authority Lease Revenue Refunding (Civic Center Project), Series A, 0.500%, VRD	4,000,000	4,000,000
San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series A, 0.430%, VRD	10,165,000	10,165,000
San Mateo Union High School District Tax and Revenue Anticipation Notes, 3.000%, due 07/01/09	22,375,000	22,522,349
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A, 0.910%, VRD	465,000	465,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B, 0.550%, VRD	10,400,000	10,400,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured), 1.400%, VRD[1,2]	11,825,000	11,825,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding (Measure A), Series A, 0.550%, VRD	28,805,000	28,805,000
Series D, 0.750%, VRD	8,150,000	8,150,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (FSA Insured), 1.800%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured), 1.170%, VRD[1,2]	4,110,000	4,110,000

69

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured), 0.950%, VRD	$15,050,000	$15,050,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series B, 0.750%, VRD	22,300,000	22,300,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured), 1.800%, VRD[1,2]	3,725,000	3,725,000
University of California Revenue (JP Morgan PUTTERs, Series 2649Z), 1.150%, VRD[1,2]	1,900,000	1,900,000
Total municipal bonds and notes (cost—$1,489,146,138)		1,489,146,138
Tax-exempt commercial paper—12.80%
California State University, 0.500%, due 01/07/09	3,500,000	3,500,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), 0.550%, due 02/25/09	5,000,000	5,000,000
Contra Costa Transportation Authority, 0.900%, due 01/09/09	4,000,000	4,000,000
0.700%, due 01/15/09	13,000,000	13,000,000
1.150%, due 01/15/09	14,000,000	14,000,000
Los Angeles County Capital Asset Lease, 1.000%, due 01/08/09	50,000,000	50,000,000
0.300%, due 01/12/09	34,000,000	34,000,000
Los Angeles County Pension Obligation, 1.000%, due 01/08/09	18,750,000	18,750,000
Riverside County, 0.800%, due 02/10/09	28,000,000	28,000,000
Riverside County Teeter Plan, 0.550%, due 02/06/09	25,000,000	25,000,000
Sacramento Municipal Utility District, 1.050%, due 01/04/09	6,500,000	6,500,000
San Francisco Airport, 0.850%, due 03/19/09	15,470,000	15,470,000
Transmission Authority of Northern California, 0.430%, due 01/15/09	14,200,000	14,200,000
Total tax-exempt commercial paper (cost—$231,420,000)		231,420,000

70

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Repurchase agreement—2.95%
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010% due 01/02/09, collateralized by $34,690,532 US Cash Management Bills, zero coupon due 06/24/09 and $19,750,326 US Treasury Bills, zero coupon due 06/04/09 to 07/30/09; (value—$54,392,772); proceeds: $53,326,030 (cost—$53,326,000)	$53,326,000	$53,326,000
Money market fund[4]—1.77%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class, 0.960%, (cost—$32,000,000)	32,000,000	32,000,000
Total investments (cost—$1,805,892,138 which approximates cost for federal income tax purposes)—99.86%		1,805,892,138
Other assets in excess of liabilities—0.14%		2,557,257
Net assets (applicable to 1,808,739,921 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,808,449,395
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.78% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.
[4]	Rate shown reflects yield at December 31, 2008.

ACES	Adjustable Convertible Extendable Securities
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2008 and reset periodically.

Weighted average maturity—21 days

See accompanying notes to financial statements

71

UBS RMA New York Municipal Money Fund

Statement of net assets– December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—94.36%
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.900%, VRD	$4,000,000	$4,000,000
Series B, 0.900%, VRD	14,970,000	14,970,000
Series B, 1.050%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Metropolitan Museum of Art), 0.550%, VRD	5,222,000	5,222,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 1.120%, VRD	2,470,000	2,470,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B, 0.850%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Cornell University), Series B, 1.050%, VRD	5,900,000	5,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.800%, VRD	55,945,000	55,945,000
Series A-2, 0.800%, VRD	8,500,000	8,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured), 0.750%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.850%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.550%, VRD	21,500,000	21,500,000
New York State Dormitory Authority Revenue (Wagner College), 0.650%, VRD	1,840,000	1,840,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096), 1.330%, VRD[1,2]	7,000,000	7,000,000

72

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue Secondary Issues (Citigroup ROCS), Series RR-II-R-11535, 1.340%, VRD[1,2]	$1,140,000	$1,140,000
Series RR-II-R-11560, 1.350%, VRD[1,2]	2,070,000	2,070,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.170%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.950%, VRD	6,330,000	6,330,000
Series B, 0.950%, VRD	19,525,000	19,525,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.650%, VRD	14,060,000	14,060,000
Series B, 0.650%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series A, 1.050%, VRD	3,500,000	3,500,000
Series B, 1.050%, VRD	19,350,000	19,350,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239), 1.180%, VRD[1,2]	3,600,000	3,600,000
New York State Energy Research & Development Authority Facility Revenue (Con Edison Co), Subseries C-1, 0.800%, VRD[3]	12,100,000	12,100,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 1.180%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A, 0.700%, VRD	3,800,000	3,800,000
New York State Housing Finance Agency Revenue (Normandie Court I Project), 0.650%, VRD	11,960,000	11,960,000

73

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.600%, VRD	$27,100,000	$27,100,000
New York State Housing Finance Agency Revenue, Series A, 0.900%, VRD	16,000,000	16,000,000
New York State Housing Finance Agency Service Contract Revenue Refunding, Series D, 0.650%, VRD	9,500,000	9,500,000
New York State Local Government Assistance Corp. Refunding (Senior Lien), Series A, 5.000%, due 04/01/09	15,000,000	15,126,241
New York State Local Government Assistance Corp., Series B, 0.700%, VRD	5,300,000	5,300,000
Series E, 0.600%, VRD	11,295,000	11,295,000
Series G, 0.600%, VRD	13,265,000	13,265,000
New York State Urban Development Corp. Correctional & Youth Facilities Service, Series A, (Mandatory Put 01/01/09 @ 100), 5.250%, due 01/01/09	23,825,000	23,825,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.950%, VRD	11,800,000	11,800,000
New York State Urban Development Corp. Revenue State Facilities, Series A3C, 1.750%, VRD	15,000,000	15,000,000
Babylon Industrial Development Agency Civic Facilities Revenue (WSNCHS East Inc Project), Series B (Pre-refunded with US Treasury Obligations and US Treasury Strips to 08/01/09 @ 101) (MBIA, Inc. Insured), 6.500%, due 08/01/09	6,940,000	7,150,350
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.630%, VRD	12,900,000	12,900,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.000%, VRD	6,210,000	6,210,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 1.080%, VRD	3,835,000	3,835,000

74

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 1.120%, VRD	$10,220,000	$10,220,000
Fairport Central School District Bond Anticipation Notes, 2.750%, due 07/17/09	9,631,224	9,684,869
Jericho Union Free School District Tax Anticipation Notes, 3.000%, due 06/19/09	11,500,000	11,566,991
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 1.120%, VRD	2,453,000	2,453,000
Long Island Power Authority Electric Systems Revenue, Subseries 1-B, 1.050%, VRD	4,600,000	4,600,000
Subseries 3-A, 0.700%, VRD	50,745,000	50,745,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1, 1.050%, VRD	16,000,000	16,000,000
Metropolitan Transportation Authority Revenue (Transportation), Subseries D-2, 1.150%, VRD	34,000,000	34,000,000
Subseries G-2, 1.150%, VRD	13,925,000	13,925,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 1.120%, VRD	7,500,000	7,500,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series A, 1.100%, VRD	8,730,000	8,730,000
New York City (Citigroup ROCS), Series RR-II-R-11637 1.340%, VRD[1,2]	15,520,000	15,520,000
Series RR-II-R-11679 1.340%, VRD[1,2]	2,000,000	2,000,000
Series RR-II-R-11685 1.340%, VRD[1,2]	2,500,000	2,500,000
New York City (Fiscal 2008), Subseries J-3, 1.050%, VRD	4,300,000	4,300,000
Subseries J-10, 0.750%, VRD	11,110,000	11,110,000

75

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.600%, VRD	$9,700,000	$9,700,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner), Series A, 0.650%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.950%, VRD	62,655,000	62,655,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured), 0.650%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured), 0.650%, VRD	29,200,000	29,200,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured), 0.600%, VRD	10,000,000	10,000,000
New York City Industrial Development Agency Civic Faciility Revenue (American Society Technion Project), 0.610%, VRD	7,725,000	7,725,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project), 1.100%, VRD	17,200,000	17,200,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project), 1.000%, VRD	4,285,000	4,285,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B, 1.170%, VRD	2,500,000	2,500,000
New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project), 0.700%, VRD	4,790,000	4,790,000
New York City Industrial Development Agency Civic Facility Revenue (New York Law School), Subseries B-1, 1.000%, VRD	3,100,000	3,100,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (American Civil Project), 1.050%, VRD	1,400,000	1,400,000

76

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College), 0.650%, VRD	$20,330,000	$20,330,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series A, 0.700%, VRD	4,800,000	4,800,000
Series B, 0.950%, VRD	104,085,000	104,085,000
New York City Industrial Development Agency Revenue (Liberty 123 Washington Project), 1.000%, VRD	32,500,000	32,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1, 0.950%, VRD	5,010,000	5,010,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A (Pre-refunded with US Government Securities to 06/15/09 @ 101), 5.750%, due 06/15/09	11,000,000	11,307,877
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (JP Morgan PUTTERs, Series 3236), 1.180%, VRD[1,2]	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240), 1.180%, VRD[1,2]	1,335,000	1,335,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (Citigroup ROCS), Series RR-II-R-11685 (FSA Insured) 1.640%, VRD[1,2]	5,600,000	5,600,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs), Series 2489, 1.180%, VRD[1,2]	975,000	975,000
Series 2540, 1.180%, VRD[1,2]	1,455,000	1,455,000
Series 2559, 1.180%, VRD[1,2]	1,775,000	1,775,000
New York City, Series E, Sub-series E-2 0.950%, VRD	5,300,000	5,300,000
Series F-3, 0.700%, VRD	3,965,000	3,965,000

77

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Series H (Pre-refunded with US Government Securities to 03/15/09 @ 101), 5.250%, due 03/15/09	$3,905,000	$3,968,895
Subseries A-5, 0.700%, VRD	70,000	70,000
Subseries A-7, 1.050%, VRD	1,000,000	1,000,000
Subseries A-8, 1.000%, VRD	3,000,000	3,000,000
Subseries E-2, 1.050%, VRD	1,000,000	1,000,000
Subseries H-2, 0.610%, VRD	1,350,000	1,350,000
Subseries L-6, 0.800%, VRD	2,800,000	2,800,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Sub-series 3-F 1.050%, VRD	5,125,000	5,125,000
New York City Transitional Finance Authority (Pre-refunded with State & Local Government Securities to 05/01/09 @ 101), 5.250%, due 05/01/09	3,405,000	3,459,902
New York City Transitional Finance Authority Revenue, Series A (Pre-refunded with State & Local Government Securities to 05/01/09 @ 101), 5.250%, due 05/01/09	5,000,000	5,087,767
Series A (Pre-refunded with US Government Securities to 05/01/09 @ 101) (FGIC Insured), 5.125%, due 05/01/09	5,195,000	5,283,847
New York City Trust for Cultural Resources Revenue (Asia Society), 1.450%, VRD	3,800,000	3,800,000
New York City Trust for Cultural Resources Revenue (Lincoln Center Arts), Series B-1, 0.650%, VRD	3,750,000	3,750,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.800%, VRD	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1, 1.300%, VRD	16,275,000	16,275,000

78

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue Refunding (Museum of Modern Art), Series 1A (Mandatory Put 08/01/09 @ 100), 4.000%, due 08/01/10	$5,750,000	$5,851,867
New York City Trust for Cultural Resources Revenue (Solomon R. Guggenheim), Series B, 1.100%, VRD	1,743,000	1,743,000
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle), 1.200%, VRD	19,500,000	19,500,000
North Carolina Medical Care Commission Health Care Facility Revenue (Watunga Medical Center Project), 2.000%, VRD	8,155,000	8,155,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (FirstEnergy Nuclear), Series B, 1.350%, VRD	37,000,000	37,000,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 1.120%, VRD	6,855,000	6,855,000
Penfield Central School District Bond Anticipation Notes, 3.000%, due 06/26/09	14,000,000	14,078,173
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 3095), 1.180%, VRD[1,2]	4,445,000	4,445,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 1.050%, VRD	18,000,000	18,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project), 1.120%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C, 1.120%, VRD	8,145,000	8,145,000
Southampton Union Free School District Tax Anticipation Notes, 2.750%, due 06/26/09	13,000,000	13,073,034
St. Lawrence County Industrial Development Civic Facilities Revenue (St. Lawrence), 0.850%, VRD	8,225,000	8,225,000
Suffolk County Water Authority Bond Anticipation Notes, 0.600%, VRD	5,200,000	5,200,000

79

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 1.050%, VRD	$600,000	$600,000
Series A-2, 1.050%, VRD	5,445,000	5,445,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.950%, VRD	24,500,000	24,500,000
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS), Series RR-II-R-11665, 1.340%, VRD[1,2]	12,130,000	12,130,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-2, 1.200%, VRD	10,300,000	10,300,000
Triborough Bridge & Tunnel Authority Revenue, Series A, 2.000%, VRD	460,000	460,000
Series B, 0.600%, VRD	29,500,000	29,500,000
Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic), Series A, 0.800%, VRD	14,500,000	14,500,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B, 1.100%, VRD	9,300,000	9,300,000
Total municipal bonds and notes (cost—$1,354,497,813)		1,354,497,813
Tax-exempt commercial paper—1.75%
Long Island Power Authority 0.850%, due 01/15/09	10,000,000	10,000,000
New York State Environmental Quality 0.750%, due 01/23/09	4,500,000	4,500,000
Port Authority of New York and New Jersey, 0.620%, due 02/12/09	10,600,000	10,600,000
Total tax-exempt commercial paper (cost—$25,100,000)		25,100,000
Repurchase agreement—2.40%
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010% due 01/02/09, collateralized by $22,404,492 US Cash Management Bills, zero coupon due 06/24/09 and $12,755,527 US Treasury Bills, zero coupon due 06/04/09 to 07/30/09; (value—$35,128,963); proceeds: $34,440,019 (cost—$34,440,000)	34,440,000	34,440,000

80

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Number of shares	Value
Money market fund[4]—1.30%
BlackRock Liquidity Fund New York Municipal Fund Portfolio Institutional Class, 0.989% (cost—$18,600,000)	18,600,000	$18,600,000
Total investments (cost—$1,432,637,813 which approximates cost for federal income tax purposes)—99.81%		1,432,637,813
Other assets in excess of liabilities—0.19%		2,776,351
Net assets (applicable to 1,435,536,335 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,435,414,164
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.00% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.
[4]	Rate shown reflects yield at December 31, 2008.

FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2008 and reset periodically.

Weighted average maturity—17 days

See accompanying notes to financial statements

81

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—76.86%
New Jersey Building Authority Building Revenue, Subseries A-1, 0.400%, VRD	$4,490,000	$4,490,000
Subseries A-2, 0.400%, VRD	3,000,000	3,000,000
Subseries A-3, 0.400%, VRD	1,960,000	1,960,000
Subseries A-4, 0.400%, VRD	7,390,000	7,390,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project), 0.650%, VRD	5,455,000	5,455,000
New Jersey Economic Development Authority Manufacturing Facilities Revenue (Commerce Center Project), 1.080%, VRD	320,000	320,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey), 1.100%, VRD[1]	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 1.250%, VRD	3,575,000	3,575,000
New Jersey Economic Development Authority Revenue (Cooper Health System Project), Series A, 1.170%, VRD	4,200,000	4,200,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project), 0.450%, VRD	6,265,000	6,265,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project), 1.230%, VRD	835,000	835,000
New Jersey Economic Development Authority Revenue (Job Haines Home Project), 0.890%, VRD	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project), 1.100%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project), 1.300%, VRD	3,000,000	3,000,000
Series B, 0.700%, VRD	2,000,000	2,000,000

82

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B, 1.250%, VRD	$3,895,000	$3,895,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan), 1.960%, VRD	11,320,000	11,320,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project), 0.900%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (RFC Container Co., Inc.), 1.280%, VRD[1]	355,000	355,000
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A, 0.450%, VRD	6,605,000	6,605,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership), 0.750%, VRD[1]	1,000,000	1,000,000
1.000%, VRD[1]	230,000	230,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC), 0.850%, VRD[1]	9,900,000	9,900,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 1.250%, VRD	3,630,000	3,630,000
New Jersey Educational Facilities Authority Revenue (Princeton University), Series E, 5.500%, due 07/01/09	1,105,000	1,124,721
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B, 0.350%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.), Series B, 0.620%, VRD	3,700,000	3,700,000
Series C, 0.620%, VRD	2,000,000	2,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Community Hospital Group), Series A-1, 1.960%, VRD	14,450,000	14,450,000

83

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program), Series A-8, 1.960%, VRD	$4,650,000	$4,650,000
Subseries A-2, 1.080%, VRD	7,695,000	7,695,000
Subseries A-6, 1.080%, VRD	3,285,000	3,285,000
New Jersey Health Care Facilities Financing Authority Revenue (Matheny School Hospital), Series A-2, 1.680%, VRD	2,200,000	2,200,000
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health Systems), Series B, 0.600%, VRD	7,700,000	7,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.), 1.250%, VRD	1,200,000	1,200,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3, 1.510%, VRD	3,485,000	3,485,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center), 1.250%, VRD	4,800,000	4,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project), 1.250%, VRD	1,755,000	1,755,000
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A, 0.450%, VRD	6,485,000	6,485,000
New Jersey State Tax & Revenue Anticipation Notes, Series A, 3.000%, due 06/25/09	9,000,000	9,061,134
AK-Chin Indian Community Revenue 1.200%, VRD	8,000,000	8,000,000
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 1.250%, VRD	2,305,000	2,305,000
Camden County Improvement Authority Revenue (Senior Redevelopment- Harvest Village Project), Series A, 1.000%, VRD	3,700,000	3,700,000
Chatham Township Bond Anticipation Notes, 2.750%, due 07/24/09	1,330,000	1,336,418

84

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series X-2, 0.750%, VRD	$2,000,000	$2,000,000
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series B-1, 2.250%, VRD	7,000,000	7,000,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.200%, VRD	10,000,000	10,000,000
Kinnelon Bond Anticipation Notes, 2.500%, due 02/27/09	1,864,600	1,866,452
3.500%, due 12/11/09	2,029,900	2,057,066
Mahwah Township Bond Anticipation Notes, 2.500%, due 08/14/09	3,750,000	3,766,574
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University), Series L, 0.400%, VRD	6,250,000	6,250,000
Mercer County Improvement Authority Revenue Refunding (Atlantic Foundation Project), 0.850%, VRD	4,200,000	4,200,000
Millburn Township Bond Anticipation Notes, 3.250%, due 01/15/09	4,800,000	4,800,892
Monroe Township Middlesex County Bond Anticipation Notes, 2.000%, due 02/12/09	11,570,967	11,580,150
Morris County Bond Anticipation Notes, 3.000%, due 09/18/09	9,000,000	9,088,329
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090), 1.330%, VRD[1,2,3]	3,335,000	3,335,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 1.050%, VRD	2,000,000	2,000,000
River Vale Bond Anticipation Notes, 3.000%, due 08/14/09	1,425,000	1,431,870
Rutgers State University Refunding, Series A, 0.700%, VRD	200,000	200,000
Secaucus School District Temporary Notes, 2.750%, due 02/18/09	1,020,169	1,020,917
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.950%, VRD	5,000,000	5,000,000

85

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Toms River Bond Anticipation Notes, 2.750%, due 08/28/09	$1,500,000	$1,506,737
University of Texas Permanent University Fund System, Series A, 0.650%, VRD	9,370,000	9,370,000
Valdez Alaska Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series A, 1.100%, VRD	1,500,000	1,500,000
Series B 1.100%, due VRD	15,100,000	15,100,000
Total municipal bonds and notes (cost—$285,746,260)		285,746,260
Tax-exempt commercial paper—9.79%
Columbia University, 0.900%, due 01/14/09	8,910,000	8,910,000
Exelon Corp., 0.650%, due 02/12/09	1,300,000	1,300,000
New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.), 0.520%, due 01/09/09	3,000,000	3,000,000
1.700%, due 02/02/09	7,000,000	7,000,000
Port Authority of New York & New Jersey, 0.800%, due 02/11/09	8,045,000	8,045,000
1.050%, due 03/11/09	2,595,000	2,595,000
Princeton University, 0.600%, due 01/13/09	2,830,000	2,830,000
Salem County Industrial Pollution Control, 0.850%, due 02/05/09	2,700,000	2,700,000
Total tax-exempt commercial paper (cost—$36,380,000)		36,380,000
Repurchase agreement—12.08%
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010%, due 01/02/09, collateralized by $29,226,022 US Cash Management Bills, zero coupon due 06/24/09 and $16,639,222 US Treasury Bills, zero coupon due 06/04/09 to 07/30/09; (value—$45,824,732); proceeds: $44,926,025 (cost—$44,926,000)	44,926,000	44,926,000

86

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2008 (unaudited)

Security description	Number of shares	Value
Money market fund[4]—1.08%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class, 1.361% (cost—$4,000,000)	4,000,000	$4,000,000
Total investments (cost—$371,052,260 which approximates cost for federal income tax purposes)—99.81%		371,052,260
Other assets in excess of liabilities—0.19%		723,767
Net assets (applicable to 371,771,676 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$371,776,027
[1]	Securities subject to Alternative Minimum Tax.
[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.90% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rate shown reflects yield at December 31, 2008.

PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2008 and reset periodically.

Weighted average maturity—25 days

See accompanying notes to financial statements

87

UBS RMA

Understanding your funds’ expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 to December 31, 2008.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

88

UBS RMA

Understanding your funds’ expenses (unaudited) (continued)

The example does not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2008	Ending account value December 31, 2008	Expenses paid during period(1) 07/01/08-12/31/08
Actual	$1,000.00	$1,009.20	$2.94
Hypothetical (5% annual return before expenses)	1,000.00	1,022.28	2.96

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2008	Ending account value December 31, 2008	Expenses paid during period(1) 07/01/08-12/31/08
Actual	$1,000.00	$1,005.10	$2.78
Hypothetical (5% annual return before expenses)	1,000.00	1,022.43	2.80

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA Tax-Free Fund Inc.

	Beginning account value July 1, 2008	Ending account value December 31, 2008	Expenses paid during period(1) 07/01/08-12/31/08
Actual	$1,000.00	$1,006.90	$2.98
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

89

UBS RMA

Understanding your funds’ expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2008	Ending account value December 31, 2008	Expenses paid during period(1) 07/01/08-12/31/08
Actual	$1,000.00	$1,006.20	$3.03
Hypothetical (5% annual return before expenses)	1,000.00	1,022.18	3.06

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2008	Ending account value December 31, 2008	Expenses paid during period(1) 07/01/08-12/31/08
Actual	$1,000.00	$1,006.40	$3.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.08	3.16

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA New Jersey Municipal Money Fund

	Beginning account value July 1, 2008	Ending account value December 31, 2008	Expenses paid during period(1) 07/01/08-12/31/08
Actual	$1,000.00	$1,005.70	$3.44
Hypothetical (5% annual return before expenses)	1,000.00	1,021.78	3.47

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

90

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91

UBS RMA

Statement of operations

	For the six months ended December 31, 2008 (unaudited)
	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$193,497,179	$29,638,352
Securities lending income (includes $1,549,191; $0; $0; $0; $0; $0; respectively, earned from an affiliated entity)	3,404,546	41,701
	196,901,725	29,680,053

Expenses:
Investment advisory and administration fees	41,329,768	8,068,935
Service fees	10,332,442	2,665,184
Transfer agency and related services fees	3,386,153	189,810
US Treasury Temporary Guarantee Program Participation fees	1,856,426	371,254
Custody and accounting fees	1,156,365	298,501
Insurance expense	309,284	31,154
Reports and notices to shareholders	207,684	10,762
State registration fees	106,044	52,887
Directors’/Trustees’ fees	66,929	14,082
Professional fees	58,133	55,016
Interest expense	—	—
Other expenses	35,005	7,592
	58,844,233	11,765,177
Less: Fee waivers and/or expense reimbursements by investment advisor/administrator	(10,664,938)	—
Net expenses	48,179,295	11,765,177
Net investment income	148,722,430	17,914,876
Net realized gains from investment activities	1,172,925	358,174
Net increase in net assets resulting from operations	$149,895,355	$18,273,050

See accompanying notes to financial statements

92

For the six months ended December 31, 2008 (unaudited)
Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund	New Jersey Municipal Money Fund

$70,800,487	$15,619,762	$13,141,142	$3,120,943

—	—	—	—
70,800,487	15,619,762	13,141,142	3,120,943

14,316,271	3,585,025	2,943,766	778,404
4,655,859	1,108,271	885,611	211,593
1,150,453	196,143	174,771	53,995

831,998	192,940	158,052	38,793
517,904	123,111	98,787	24,399
120,953	28,498	21,295	5,387
68,336	12,613	11,049	4,260
120,272	22,483	18,369	15,488
31,939	12,054	10,788	7,094
62,862	57,508	55,880	50,064
9,032	—	—	—
39,526	7,339	6,623	5,360
21,925,405	5,345,985	4,384,991	1,194,837

—	—	(9,509)	(178)
21,925,405	5,345,985	4,375,482	1,194,659
48,875,082	10,273,777	8,765,660	1,926,284
113,620	149,461	8,252	2,504
$48,988,702	$10,423,238	$8,773,912	$1,928,788

93

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2008 (unaudited)	For the year ended June 30, 2008
UBS RMA Money Market Portfolio
From operations:
Net investment income	$148,722,430	$555,412,368
Net realized gains from investment activities	1,172,925	1,552,125
Net increase in net assets resulting from operations	149,895,355	556,964,493

Dividends and distributions to shareholders from:
Net investment income	(148,722,430)	(555,412,368)
Net realized gain from investment activities	(1,665,627)	—
Total dividends and distributions to shareholders	(150,388,057)	(555,412,368)
Net increase in net assets from capital share transactions	404,650,330	3,651,088,488
Net increase in net assets	404,157,628	3,652,640,613

Net assets:
Beginning of period	16,791,306,397	13,138,665,784
End of period	$17,195,464,025	$16,791,306,397
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$17,914,876	$45,456,296
Net realized gains from investment activities	358,174	189,231
Net increase in net assets resulting from operations	18,273,050	45,645,527

Dividends and distributions to shareholders from:
Net investment income	(17,914,876)	(45,456,296)
Net realized gain from investment activities	(88,917)	—
Total dividends and distributions to shareholders	(18,003,793)	(45,456,296)
Net increase in net assets from capital share transactions	3,933,773,871	1,351,096,367
Net increase in net assets	3,934,043,128	1,351,285,598

Net assets:
Beginning of period	2,378,476,502	1,027,190,904
End of period	$6,312,519,630	$2,378,476,502
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

94

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2008 (unaudited)	For the year ended June 30, 2008
UBS RMA Tax-Free Fund
From operations:
Net investment income	$48,875,082	$145,114,157
Net realized gains from investment activities	113,620	1,059,183
Net increase in net assets resulting from operations	48,988,702	146,173,340

Dividends and distributions to shareholders from:
Net investment income	(48,875,082)	(145,114,157)
Net realized gain from investment activities	(1,090,361)	—
Total dividends and distributions to shareholders	(49,965,443)	(145,114,157)
Net increase in net assets from capital share transactions	84,325,265	2,538,999,519
Net increase in net assets	83,348,524	2,540,058,702

Net assets:
Beginning of period	7,442,947,930	4,902,889,228
End of period	$7,526,296,454	$7,442,947,930
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$10,273,777	$31,949,748
Net realized gains from investment activities	149,461	187,058
Net increase in net assets resulting from operations	10,423,238	32,136,806

Dividends and distributions to shareholders from:
Net investment income	(10,273,777)	(31,949,748)
Net realized gains from investment activities	(179,219)	(35,679)
Total dividends and distributions to shareholders	(10,452,996)	(31,985,427)
Net increase in net assets from beneficial interest transactions	45,669,965	533,970,278
Net increase in net assets	45,640,207	534,121,657

Net assets:
Beginning of period	1,762,809,188	1,228,687,531
End of period	$1,808,449,395	$1,762,809,188
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

95

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2008 (unaudited)	For the year ended June 30, 2008
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$8,765,660	$24,299,711
Net realized gains from investment activities	8,252	55,999
Net increase in net assets resulting from operations	8,773,912	24,355,710

Dividends and distributions to shareholders from:
Net investment income	(8,765,660)	(24,299,711)
Net realized gain from investment activities	(63,635)	—
Total dividends and distributions to shareholders	(8,829,295)	(24,299,711)
Net increase in net assets from beneficial interest transactions	22,570,133	580,253,280
Net increase in net assets	22,514,750	580,309,279

Net assets:
Beginning of period	1,412,899,414	832,590,135
End of period	$1,435,414,164	$1,412,899,414
Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$1,926,284	$5,290,915
Net realized gains from investment activities	2,504	18,985
Net increase in net assets resulting from operations	1,928,788	5,309,900

Dividends and distributions to shareholders from:
Net investment income	(1,926,284)	(5,290,915)
Net realized gain from investment activities	(20,550)	—
Total dividends and distributions to shareholders	(1,946,834)	(5,290,915)
Net increase in net assets from beneficial interest transactions	26,178,626	165,871,134
Net increase in net assets	26,160,580	165,890,119

Net assets:
Beginning of period	345,615,447	179,725,328
End of period	$371,776,027	$345,615,447
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

96

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97

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

For the six months ended December 31, 2008 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.009
Dividends from net investment income	(0.009)
Distributions from net realized gains from investment activities	(0.000)[1]
Total dividends and distributions	(0.009)
Net asset value, end of period	$1.00
Total investment return[2]	0.92%
Ratios/supplemental data:
Net assets, end of period (000’s)	$17,195,464
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.58%[3]
Expenses to average net assets, before fee waivers by and/or expense reimbursements by advisor/administrator	0.71%[3]
Net investment income to average net assets	1.80%[3]

[1]	Amount of distribution paid represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[3]	Annualized.
[4]

In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

[5]

During the period from August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

98

For the years ended June 30,
2008	2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00	$1.00
0.036	0.048	0.037	0.016	0.005
(0.036)	(0.048)	(0.037)	(0.016)	(0.005)
—	—	—	(0.000)[1]	(0.000)[1]
(0.036)	(0.048)	(0.037)	(0.016)	(0.005)
$1.00	$1.00	$1.00	$1.00	$1.00
3.74%	4.87%	3.71%	1.65%	0.51%

$16,791,306	$13,138,666	$10,627,952	$10,425,878	$12,434,286
0.56%[4]	0.58%	0.58%	0.58%[5]	0.60%
0.69%	0.71%	0.71%	0.58%	0.60%
3.58%	4.76%	3.66%	1.59%	0.50%

99

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

For the six months ended December 31, 2008 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.005
Dividends from net investment income	(0.005)
Distributions from net realized gains from investment activities	(0.000)[1]
Total dividends and distributions	(0.005)
Net asset value, end of period	$1.00
Total investment return[2]	0.51%
Ratios/supplemental data:
Net assets, end of period (000’s)	$6,312,520
Expenses to average net assets	0.55%[3]
Net investment income to average net assets	0.84%[3]

[1]	Amount of distribution paid represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[3]	Annualized.
[4]

The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

100

For the years ended June 30,
2008	2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00	$1.00
0.029	0.046	0.034	0.015	0.005
(0.029)	(0.046)	(0.034)	(0.015)	(0.005)
—	—	—	—	—
(0.029)	(0.046)	(0.034)	(0.015)	(0.005)
$1.00	$1.00	$1.00	$1.00	$1.00
2.93%	4.67%	3.49%	1.50%	0.48%

$2,378,477	$1,027,191	$845,450	$1,111,698	$1,250,917
0.58%[4]	0.63%	0.62%	0.61%	0.58%
2.56%	4.58%	3.38%	1.49%	0.48%

101

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

For the six months ended December 31, 2008 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.007
Dividends from net investment income	(0.007)
Distributions from net realized gains from investment activities	(0.000)[1]
Total dividends and distributions	(0.007)
Net asset value, end of period	$1.00
Total investment return[2]	0.69%
Ratios/supplemental data:
Net assets, end of period (000’s)	$7,526,296
Expenses to average net assets	0.59%[3]
Net investment income to average net assets	1.31%[3]

[1]	Amount of distribution paid represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Annualized.
[4]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

102

For the years ended June 30,
2008	2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00	$1.00
0.023	0.030	0.024	0.012	0.004
(0.023)	(0.030)	(0.024)	(0.012)	(0.004)
—	—	—	—	—
(0.023)	(0.030)	(0.024)	(0.012)	(0.004)
$1.00	$1.00	$1.00	$1.00	$1.00
2.35%	3.07%	2.40%	1.23%	0.38%

$7,442,948	$4,902,889	$3,565,357	$3,406,614	$2,935,936
0.57%[4]	0.59%	0.60%	0.59%	0.60%
2.21%	3.03%	2.38%	1.23%	0.38%

103

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the six months ended December 31, 2008 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.006
Dividends from net investment income	(0.006)
Distributions from net realized gains from investment activities	(0.000)[1]
Total dividends and distributions	(0.006)
Net asset value, end of period	$1.00
Total investment return[2]	0.62%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,808,449
Expenses to average net assets	0.60%[3]
Net investment income to average net assets	1.16%[3]

[1]	Amount of distribution paid represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Annualized.
[4]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

[5]

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

104

For the years ended June 30,
2008	2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00	$1.00
0.022	0.029	0.023	0.011	0.003
(0.022)	(0.029)	(0.023)	(0.011)	(0.003)
(0.000)[1]	—	—	—	—
(0.022)	(0.029)	(0.023)	(0.011)	(0.003)
$1.00	$1.00	$1.00	$1.00	$1.00
2.24%	2.93%	2.29%	1.15%	0.31%

$1,762,809	$1,228,688	$941,624	$808,762	$739,133
0.59%[4]	0.62%	0.63%	0.64%	0.65%[5]
2.10%	2.89%	2.28%	1.16%	0.31%

105

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the six months ended December 31, 2008 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.006
Dividends from net investment income	(0.006)
Distributions from net realized gains from investment activities	(0.000)[1]
Total dividends and distributions	(0.006)
Net asset value, end of period	$1.00
Total investment return[2]	0.64%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,435,414
Expenses to average net assets	0.62%[3,4]
Net investment income to average net assets	1.24%[4]

[1]	Amount of distribution paid represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]

During the periods ended June 30, 2004, and December 31, 2008, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

[4]	Annualized.
[5]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

106

For the years ended June 30,
2008	2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00	$1.00
0.021	0.029	0.023	0.011	0.003
(0.021)	(0.029)	(0.023)	(0.011)	(0.003)
—	—	—	—	—
(0.021)	(0.029)	(0.023)	(0.011)	(0.003)
$1.00	$1.00	$1.00	$1.00	$1.00
2.23%	2.95%	2.28%	1.13%	0.29%

$1,412,899	$832,590	$612,696	$596,071	$562,396
0.61%[5]	0.67%	0.67%	0.67%	0.67%[3]
2.03%	2.92%	2.27%	1.12%	0.29%

107

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2008 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.006
Dividends from net investment income	(0.006)
Distributions from net realized gains from investment activities	(0.000	) [1]
Total dividends and distributions	(0.006)
Net asset value, end of period	$1.00
Total investment return[2]	0.57%
Ratios/supplemental data:
Net assets, end of period (000’s)	$371,776
Expenses to average net assets	0.68%[3,4]
Net investment income to average net assets	1.09%[4]

[1]	Amount of distribution paid represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]

During the periods ended June 30, 2004 and December 31, 2008, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

[4]	Annualized.
[5]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $2,454 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

108

For the years ended June 30,
2008	2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00	$1.00
0.020	0.028	0.021	0.010	0.002
(0.020)	(0.028)	(0.021)	(0.010)	(0.002)
—	—	—	—	—
(0.020)	(0.028)	(0.021)	(0.010)	(0.002)
$1.00	$1.00	$1.00	$1.00	$1.00
2.05%	2.85%	2.11%	1.05%	0.16%

$345,615	$179,725	$134,639	$134,174	$137,440
0.68%[5]	0.75%	0.81%	0.79%	0.76%[3]
1.83%	2.82%	2.10%	1.02%	0.15%

109

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund (“RMA New Jersey”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

110

UBS RMA

Notes to financial statements (unaudited)

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Fund’s Board of Directors/Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s assets:

Money Market Portfolio

Description	Quoted prices in active markets for identical securities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets:
Securities	$—	$18,118,929,599	$—	$18,118,929,599

111

UBS RMA

Notes to financial statements (unaudited)

U.S. Government Portfolio

Description	Quoted prices in active markets for identical securities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets:
Securities	$—	$6,312,954,103	$—	$6,312,954,103

RMA Tax-Free

Description	Quoted prices in active markets for identical securities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets:
Securities	$—	$7,512,923,324	$—	$7,512,923,324

RMA California

Description	Quoted prices in active markets for identical securities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets:
Securities	$—	$1,805,892,138	$—	$1,805,892,138

RMA New York

Description	Quoted prices in active markets for identical securities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets:
Securities	$—	$1,432,637,813	$—	$1,432,637,813

RMA New Jersey

Description	Quoted prices in active markets for identical securities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets:
Securities	$—	$371,052,260	$—	$371,052,260

112

UBS RMA

Notes to financial statements (unaudited)

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

113

UBS RMA

Notes to financial statements (unaudited)

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
All	0.50	%†

†	UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and this waiver continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the six months ended December 31, 2008, UBS Financial Services Inc. waived $10,664,938 of its investment advisory and administration fees from the Portfolio. At December 31, 2008, UBS Financial Services Inc. owed the Portfolio $1,832,004 for fee waivers under the above agreement.

114

UBS RMA

Notes to financial statements (unaudited)

Average daily net assets	Annual rate
U.S. Government Portfolio, RMA California and RMA New York:
Up to $300 million	0.50%
In excess of $300 million up to $750 million	0.44%
Over $750 million	0.36%

RMA Tax-Free:
Up to $1.0 billion	0.50%
In excess of $1.0 billion up to $1.5 billion	0.44%
Over $1.5 billion	0.36%

RMA New Jersey:
Up to $300 million	0.45%
In excess of $300 million up to $750 million	0.39%
Over $750 million	0.31%

At December 31, 2008, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio	$7,088,857
U.S. Government Portfolio	1,973,432
RMA Tax-Free	2,448,078
RMA California	612,743
RMA New York	498,075
RMA New Jersey	131,887

UBS Financial Services Inc. voluntarily waived fees and/or reimbursed expenses for RMA New York and RMA New Jersey during the report period. For the six months ended December 31, 2008, UBS Financial Services Inc. waived $9,509 and $178 of its investment advisory and administration fees for RMA New York and RMA New Jersey, respectively. At December 31, 2008, UBS Financial Services Inc. owed such Funds $9,509 and $178 for such waiver/expense reimbursements, respectively.

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a “Sub-Advisory Contract”). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Funds’ average daily net assets.

115

UBS RMA

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2008, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$3,158,797,683
U.S. Government Portfolio	47,441,605,971
RMA Tax-Free	2,725,502,726
RMA California	832,187,500
RMA New York	393,283,000
RMA New Jersey	71,060,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Funds’ shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Funds’ average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual

116

UBS RMA

Notes to financial statements (unaudited)

rate of 0.12% of the Fund’s average daily net assets. At December 31, 2008, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,772,214
U.S. Government Portfolio	662,217
RMA Tax-Free	796,945
RMA California	189,756
RMA New York	149,940
RMA New Jersey	35,880

Transfer agency related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Funds’ transfer agent, and was compensated for these services by PNC, not the Funds.

For the six months ended December 31, 2008, UBS Financial Services Inc. received from PNC, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$1,969,282
U.S. Government Portfolio	166,090
RMA Tax-Free	677,600
RMA California	118,510
RMA New York	101,650
RMA New Jersey	33,698

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. As of November 12, 2008, State Street Bank and Trust Company is the lending agent for each Fund. Prior to November 12, 2008, UBS

117

UBS RMA

Notes to financial statements (unaudited)

Securities LLC was the lending agent for each Fund. For the period ended November 12, 2008, UBS Securities LLC earned $264,097 and $4,954 in compensation from Money Market Portfolio and U.S. Government Portfolio, respectively, as the Funds’ lending agent. At December 31, 2008, Money Market Portfolio had securities on loan having a market value of $925,199,129 and received cash collateral of $943,623,680.

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not loan any securities during the six months ended December 31, 2008.

Bank line of credit

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey participate with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the Funds in the Committed Credit Facility. Interest will be charged to each Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended December 31, 2008, RMA Tax-Free had an average daily amount of outstanding borrowing of $16,412,830 for 7 days with a related weighted average annualized interest rate of 2.83%, which resulted in $9,032 of interest expense.

Other liabilities and components of net assets

At December 31, 2008, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for investments purchased	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$3,949,722	—	$943,623,680	$2,010,468
U.S. Government Portfolio	125,935	—	—	222,583
RMA Tax-Free	868,822	$41,515,111	—	674,247
RMA California	118,645	—	—	163,301
RMA New York	129,676	—	—	147,730
RMA New Jersey	30,469	—	—	64,126

*	Excludes investment advisory and administration and service fees.

118

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2008, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$17,193,751,765	$1,712,260	$17,195,464,025
U.S. Government Portfolio	6,312,131,327	388,303	6,312,519,630
RMA Tax-Free	7,526,225,859	70,595	7,526,296,454
RMA California	1,808,301,836	147,559	1,808,449,395
RMA New York	1,435,382,742	31,422	1,435,414,164
RMA New Jersey	371,770,942	5,085	371,776,027

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2008 and the fiscal year ended June 30, 2008 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2008 will be determined at the Funds’ fiscal year ending June 30, 2009. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal year ended June 30, 2008 was as follows:

For the year ended June 30, 2008:	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
Tax-exempt income	$144,867,279	$31,840,538	$24,184,601	$5,234,422
Ordinary income	246,878	144,889	115,110	56,493
Total distributions paid	$145,114,157	$31,985,427	$24,299,711	$5,290,915

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2009.

119

UBS RMA

Notes to financial statements (unaudited)

In accordance with US Treasury regulations, RMA New Jersey has elected to defer realized capital losses of $667, arising after October 31, 2007. Such losses are treated for tax purposes as arising on July 1, 2008.

For the period ended December 31, 2008, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2008:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	81,448,275,674	22,410,847,560	30,323,718,395
Shares repurchased	(81,189,256,584)	(18,494,773,037)	(30,287,448,423)
Dividends reinvested	145,631,240	17,699,348	48,055,293
Net increase in shares outstanding	404,650,330	3,933,773,871	84,325,265

For the year ended June 30, 2008:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	169,915,764,681	18,374,482,748	63,911,737,064
Shares repurchased	(166,802,631,799)	(17,067,217,428)	(61,514,070,562)
Dividends reinvested	537,955,606	43,831,047	141,333,017
Net increase in shares outstanding	3,651,088,488	1,351,096,367	2,538,999,519

120

UBS RMA

Notes to financial statements (unaudited)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2008:	RMA California	RMA New York	RMA New Jersey
Shares sold	7,471,756,070	5,767,638,059	1,518,834,763
Shares repurchased	(7,436,208,885)	(5,753,536,946)	(1,494,507,864)
Dividends reinvested	10,122,780	8,469,020	1,851,727
Net increase in shares outstanding	45,669,965	22,570,133	26,178,626

For the year ended June 30, 2008:	RMA California	RMA New York	RMA New Jersey
Shares sold	15,670,463,358	12,594,105,824	3,213,074,829
Shares repurchased	(15,167,654,352)	(12,037,455,300)	(3,052,320,054)
Dividends reinvested	31,161,272	23,602,756	5,116,359
Net increase in shares outstanding	533,970,278	580,253,280	165,871,134

US Treasury Temporary Guarantee Program for US Money Market Funds

The Funds participate in the US Treasury Department Temporary Guarantee Program for US Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program originally was set to expire on December 18, 2008, but has been extended until April 30, 2009. The Funds bear the cost of participating in this program, as this is not an expense borne by the Funds’ advisor. The Funds paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. Towards the end of the current fiscal reporting period, the program was extended until April 30, 2009, and the Funds paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program.

121

UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, these Funds designate 100% of their “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2008 as short-term capital gain dividends.

122

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund, Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”), UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Trust”) on July 16, 2008, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust or Municipal Money Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contracts for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Money Fund and UBS Financial Services Inc. (“UBS Financial Services”) with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Tax-Free Fund and UBS Financial Services; the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between Managed Municipal Trust and UBS Financial Services with respect to UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund; and the board of Municipal Money Trust approved the continuance of the Investment Advisory and Administration Contract between Municipal Money Trust and UBS Financial Services with respect to UBS RMA New Jersey Municipal Money Fund (UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund, each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”). In addition, each board approved the continuation of the Sub-Advisory and Sub-Administration Agreement between UBS Financial Services and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) with respect to each Fund it oversees. Although the board members of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust and Municipal Money Trust met together, each board made decisions independently with respect to the Funds it oversees.

In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them. Each board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory,

123

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

sub-advisory, administrative, sub-administrative and distribution arrangements for each Fund it oversees.

The Independent Board Members discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contracts. The Independent Board Members also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Board Members met in session with their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts and Sub-Advisory and Sub-Administration Contracts, each board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contracts and the sub-advisory and sub-administration contracts—Each board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to each Fund overseen by it by UBS Financial Services under the applicable Investment Advisory and Administration Contract and UBS Global AM under the applicable Sub-Advisory and Sub-Administration Contract during the past year. Each board also received a description of the administrative and other services rendered to each Fund overseen by it and its shareholders by management, including in particular UBS Financial Services’ oversight of UBS Global AM’s provision of sub-advisory and sub-administration services. Each board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of each Fund’s affairs and UBS Financial Services’ role in overseeing UBS Global AM’s provision of sub-advisory and sub-administrative services to the Funds and management’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board’s evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board’s knowledge and familiarity gained as board members

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of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services’ and UBS Global AM’s investment management, sub-advisory and other capabilities and the quality of management’s administrative, sub-administrative and other services. Each board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM’s own and the Funds’ expanded compliance programs.

The boards had available to them the qualifications, backgrounds and responsibilities of each Fund’s senior personnel and the person(s) primarily responsible for the day-to-day portfolio management of each Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the boards receive a detailed report on each Fund’s performance. The boards also considered, based on their knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract and its Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. Each board also reviewed and considered any fee waiver arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and reimbursements into account) (the “Actual

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Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Management Fee”). Each board also received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and, therefore, were not totally comparable. The boards also received information on fees charged to other funds managed by UBS Financial Services and sub-advisory fees payable to UBS Global AM.

The boards did not receive comparative information from Lipper with respect to the Funds’ sub-advisory and sub-administration fees (together, each a “Sub-Advisory Fee”). The boards noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Funds, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Funds’ shareholders.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the fourth quintile, its Actual Management Fee was in the third quintile and its total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Although the board noted that the Portfolio’s Contractual Management Fee was in the fourth quintile of its Expense Group, the board focused on the Portfolio’s Actual Management Fee and its total expenses, which were in the third and first quintiles of its Expense Group, respectively.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee, Actual Management Fee and its total

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expenses were in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that RMA Tax-Free Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile for its Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA California Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that RMA California Municipal Money Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the fourth quintile for the comparison periods utilized in the Lipper report. Management explained that although the Fund’s Actual Management Fee and total expenses were above its Expense Group’s median, each was very close to its respective median. In addition, management noted that the Fund’s higher total expenses primarily were due to (1) the slightly higher than median transfer agent expenses, which may be attributable to the Fund’s relatively smaller average account size, and (2) the slightly higher than median custodian expenses.

The comparative Lipper information showed that RMA New Jersey Municipal Money Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fourth quintile for the comparison periods utilized in the Lipper report. Management explained that although the Fund’s Actual Management Fee and total expenses were above its Expense Group’s median, they were very close to their respective median. In addition, management noted that a contributing factor for the Fund’s above median total expenses was higher than median transfer agent expenses, which may be attributable to the Fund’s relatively smaller average account size.

The comparative Lipper information showed that RMA New York Municipal Money Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile, while its total expenses were in the third quintile for the comparison periods utilized in the Lipper report. Although the board noted that the Fund’s Actual Management Fee was in the fourth quintile of its Expense Group, the

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board focused on the Fund’s total expenses, which were in the third quintile of its Expense Group.

Taking all of the above into consideration, each board determined that the management fee and Sub-Advisory Fee for each Fund overseen by it were reasonable in light of the nature, extent and quality of the services provided to the applicable Fund under its Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2008 and (b) annualized performance information for each of the last ten years ended April 30. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the second quintile for the one-, three-, five- and ten-years periods and in the third quintile since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Portfolio’s investment performance was acceptable.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the fifth quintile for the one-year period, the fourth quintile for the three-year period and the third quintile for the five-year and ten-year periods and since inception. Management explained that, more recently, the Portfolio’s managers focused more on managing duration (i.e., the portfolio’s sensitivity to interest rate movements) and liquidity risk than yield, which was a contributing factor to the Portfolio’s below median return. Management also noted that by maintaining a

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higher level of liquidity, the Portfolio held overnight securities and generally shorter maturity government securities, which affected its yield. Based on its review and management’s explanation, the board concluded that the Portfolio’s investment performance was satisfactory, but would continue to scrutinize the Portfolio over the upcoming year.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s performance was in the third quintile for the one-, three- and five-year periods and in the fourth quintile for the ten-year period and since inception. Based on its review, the board concluded that the Fund’s investment performance was acceptable.

UBS RMA California Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s performance was in the fourth quintile for the one-, three-, and five-year periods and since inception and the fifth quintile for the ten-year period; New Jersey Municipal Money Fund’s performance was in the fifth quintile for all comparative periods; and New York Municipal Money Fund’s performance was in the fourth quintile for the one-, three-, five- and ten-year periods and the fifth quintile since inception.

Management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained relatively little exposure to positions subject to the alternative minimum tax (“AMT”). In addition, management noted that each Municipal Fund’s portfolio focused on liquidity, resulting in maintaining a shorter weighted average maturity than many of its peers. Management explained that the investment management decision to stay heavily weighted at the short end of the yield curve as well as holding more short-term floating rate obligations was based on each Municipal Fund’s portfolio manager’s forecast of future interest rates and a balance between performance, safety and liquidity. These portfolio management decisions resulted in a lower yield over time when compared to each Municipal Fund’s Performance Group. Management also noted that, as California, New York and New Jersey are relatively high tax states, many Performance Group peers that may have a less affluent client base hold significant exposures to AMT investments. In addition, management

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explained that a leading reason for each Municipal Fund’s lower quintile ranking in its Performance Group is from yield differentials between AMT investments and non-AMT investments. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was satisfactory.

Adviser profitability—Each board received and considered a profitability analysis of UBS Financial Services and UBS Global AM and their affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Financial Services’ and UBS Global AM’s profitability were considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Each board noted that each Fund’s Contractual Management Fee, after giving effect to the contractual waivers, contained breakpoints. The relevant boards considered that each Fund’s asset level exceeded the breakpoints, and as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. Each board also noted that each Fund may experience other economies of scale as its asset levels fluctuate as certain expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets if each Fund’s assets increased. Each board also noted that each Fund’s Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Funds, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services’ profitability data, management fee, and the breakpoints currently in place, each board believed that UBS

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Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Financial Services’ sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Funds and UBS Financial Services’ and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract for each Fund overseen by it to continue for another year.

In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts. Throughout the process, the Independent Board Members were advised by separate independent legal counsel. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) EIbridge T. Gerry III Vice President (Tax-Free Funds) Ryan Nugent Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Financial Services Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019

Item 2.	Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	March 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	March 9, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date:	March 9, 2009